                                            STATEMENT OF ADDITIONAL INFORMATION



                                                                JANUARY 4, 1999
                                            AS SUPPLEMENTED ON JANUARY 19, 1999



                      THE OAKMARK FAMILY OF FUNDS
                            No-Load Funds


                                                       Two North LaSalle Street
                                                   Chicago, Illinois 60602-3790
                                                        Telephone 1-800-OAKMARK
                                                               (1-800-625-6275)
                                                                www.oakmark.com


This Statement of Additional Information relates to The Oakmark Fund ("Oakmark Fund"), The Oakmark Select Fund ("Select Fund"), The Oakmark Small Cap Fund ("Small Cap Fund"), The Oakmark Equity and Income Fund, ("Equity and Income Fund"), The Oakmark International Fund ("International Fund") and The Oakmark International Small Cap Fund ("International Small Cap Fund"), each a series of Harris Associates Investment Trust (the "Trust"). It is not a prospectus but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplement thereto. You may obtain a prospectus or annual report from the Funds at no charge by writing, telephoning or accessing the Funds at their address, telephone number or website shown above.


                             TABLE OF CONTENTS

     THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . .     2
     HOW THE FUNDS INVEST. . . . . . . . . . . . . . . . . . . . .     5
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . .    12
     INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . . .    15
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . .    18
     PRINCIPAL SHAREHOLDERS. . . . . . . . . . . . . . . . . . . .    19
     PURCHASING AND REDEEMING SHARES . . . . . . . . . . . . . . .    20
     ADDITIONAL TAX INFORMATION. . . . . . . . . . . . . . . . . .    22
     TAXATION OF FOREIGN SHAREHOLDERS. . . . . . . . . . . . . . .    22
     PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . .    23
     DECLARATION OF TRUST. . . . . . . . . . . . . . . . . . . . .    26
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . .    26
     INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . .    26
     APPENDIX A -- BOND RATINGS. . . . . . . . . . . . . . . . . .   A-1
     APPENDIX B -- FINANCIAL STATEMENTS. . . . . . . . . . . . . .   B-1

                                 THE FUNDS

     OAKMARK FUND seeks long-term capital appreciation by investing primarily in U.S. equity securities.

     SELECT FUND seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of U.S. equity securities.

     SMALL CAP FUND seeks long-term capital appreciation by investing primarily in U.S. equity securities of companies with small market capitalizations.

     EQUITY AND INCOME FUND seeks high current income with regard for both preservation and growth of capital by investing primarily in a diversified portfolio of U.S. equity and fixed-income securities.

     INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

     INTERNATIONAL SMALL CAP FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with small market capitalizations.

As of the date of this Statement of Additional Information, each Fund began offering a second class of shares, so that it now offers two classes: Class I Shares and Class II Shares. Class I Shares of each Fund are offered to members of the general public. As described more fully in the prospectus, Class II Shares of each Fund are offered to certain 401(k) plans and other tax-qualified plans. Class II Shares of the Fund pay a service fee at the annual rate of .25% of the average net assets of Class II Shares of the Fund for the administrative services associated with the administration of such tax-qualified retirement plans.

                           INVESTMENT RESTRICTIONS

     In pursuing their respective investment objectives no Fund will:

     1. [THIS RESTRICTION DOES NOT APPLY TO SELECT FUND] In regard to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations;

     2.   Acquire securities of any one issuer which at the time of investment
(a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

     4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing [the Fund will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Fund's total assets];

     5. Issue any senior security except in connection with permitted borrowings;

     6. Underwrite the distribution of securities of other issuers; however the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

     7. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements,(1) or
(c) [FUNDS OTHER THAN OAKMARK FUND] lending its portfolio securities [the Fund will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan)];

     8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     9. Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts;

     10. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization;(2)

     11. Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities;

     12. Invest in companies for the purpose of management or the exercise of control;

     13. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     14. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

     15. [OAKMARK FUND, SELECT FUND, SMALL CAP FUND AND EQUITY AND INCOME FUND ONLY] Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction; [INTERNATIONAL FUND AND INTERNATIONAL SMALL CAP FUND ONLY] Invest more than 10% of its net assets (valued at the time of investment) in


-------------------------------
(1)/ A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. No Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and other illiquid securities.

(2)/ In addition to this investment restriction, the Investment Company Act of 1940 provides that a Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at the time of investment) in all investment company securities purchased by the Fund. Investment in the shares of another investment company would require the Fund to bear a portion of the management and advisory fees paid by that investment company, which might duplicate the fees paid by the Fund.

warrants valued at the lower of cost or market, provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

     16. [OAKMARK FUND, SELECT FUND AND SMALL CAP FUND ONLY] Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts) [EQUITY AND INCOME FUND ONLY] Invest more than 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts);(3)

     17. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;

     18. Purchase a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money);

     19. Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

     The first 10 restrictions listed above, except the bracketed portions, are fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the respective Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (i) 67% of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. Those restrictions not designated as "fundamental," and a Fund's investment objective, may be changed by the board of trustees without shareholder approval. A Fund's investment objective will not be changed without at least 30 days' notice to shareholders.

     Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, provided, in the case of each Fund other than Select Fund, that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

                             HOW THE FUNDS INVEST

SECURITIES OF NON-U.S. ISSUERS

International Fund and International Small Cap Fund invest primarily in securities of non-U.S. issuers, and the other Funds each may invest a minor portion of their assets (up to 25% for


-------------------------------
(3)/ Although securities represented by American Depositary Receipts ("ADRs") are not subject to restriction 16, none of these Funds has any present intention to invest more than the indicated percentage of its total assets in ADRs and securities of foreign issuers.

Oakmark Fund, Select Fund and Small Cap Fund and up to 10% for Equity and Income
Fund) in securities of non-U.S. issuers. International investing permits an investor to take advantage of the growth in markets outside the United States. Investing in securities of non-U.S. issuers may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Funds may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company and trading in U.S. markets evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in both "sponsored" and "unsponsored" ADRs, EDRs or GDRs. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

     With respect to portfolio securities of non-U.S. issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions."

     You should understand and consider carefully the risks involved in international investing. Investing in securities of non-U.S. issuers, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

     Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse, political, social or diplomatic developments that could affect investment in these nations.

     PRIVATIZATIONS. Some governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of International Fund and International Small Cap Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as International Fund and International Small Cap Fund to participate in privatizations may be limited by local law, and/or the terms on which such Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

     EMERGING MARKETS. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Fund and International Small Cap Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to those Funds due to subsequent declines in the value of those securities or, if either Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

     Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. International Fund and International Small Cap Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to either Fund of any restrictions on investments.

     The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for either Fund's securities in such markets may not be readily available. International Fund and International Small Cap Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if either Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from either Fund's identification of such condition until the date of the SEC action, that Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's board of trustees.

     Income from securities held by International Fund or International Small Cap Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. Net asset value of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

     CURRENCY EXCHANGE TRANSACTIONS. Each Fund may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged.

     If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

     At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the

Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four countries missing from the new unified currency are Great Britain, Denmark, Sweden and Greece. A new European Central Bank ("ECB") will manage the monetary policy of the new unified region, and the exchange rates among the EMU member countries will be permanently fixed. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

     This change is likely to significantly impact the European capital markets in which International Fund and International Small Cap Fund may invest their assets. The biggest changes will be the additional risks that the Funds may face in pursuing their investment objectives. All of the risks described below may increase the volatility of the prices of securities that are traded principally in EMU member countries.

     TAXES. IRS regulations generally provide that the euro conversion will not cause a U.S. taxpayer to realize gain or loss to the extent the taxpayer's rights and obligations are altered solely by reason of the euro conversion. However, there may be changes in indices, accrual periods or holiday conventions that may require the realization of a gain or loss.

     VOLATILITY OF CURRENCY EXCHANGE RATES. Exchange rates between the U.S. dollar and European currencies could become more volatile and unstable. In addition, because some European countries will not be participants in the euro, there could be greater volatility in the exchange rates between those non-participating countries and the euro. That risk is expected to remain during the period following unification.

     CAPITAL MARKET REACTION. Uncertainty during the period leading up to the introduction of the euro may cause a shift by institutional money managers away from European currencies and into other currencies. Such a reaction could depress the prices of securities and make markets less liquid and thus more difficult for International Fund and International Small Cap Fund to pursue their investment strategies.

     CONVERSION COSTS. European issuers of securities, particularly those that deal in goods and services, may face substantial conversion costs. Those costs may not be accurately anticipated and therefore present another risk factor that may affect issuer profitability and creditworthiness.

     CONTRACT CONTINUITY. Some financial contracts may become unenforceable when the currencies are unified. Those financial contracts may include bank loan agreements, master agreements for swaps and other derivatives, master agreements for foreign exchange and currency option transactions and debt securities. The risk of unenforceability may arise in a number of ways. For example, a contract used to hedge against exchange rate volatility between two EU currencies will become "fixed," rather than "variable," as a result of the conversion since the currencies have, in effect, disappeared for exchange purposes.

     The European Council has enacted laws and regulations designed to ensure that financial contracts will continue to be enforceable after conversion. There is no guarantee, however, that those laws will be effective in preventing disputes and litigation over those financial contracts. Such disputes could negatively impact a Fund's portfolio holdings, and may create uncertainties in the valuation of those contracts.

     ECB POLICYMAKING. As the ECB and European market participants search for a common understanding of policy targets and instruments, interest rates and exchange rates could become more volatile.

DEBT SECURITIES

     Each Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that International Fund and International Small Cap Fund will not invest more than 10% of their respective total assets in securities rated below investment grade, Equity and Income Fund will not invest more than 20% of its total assets in such securities, and each of the other Funds will not invest more than 25% of its total assets in such securities.

     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

     A description of the characteristics of bonds in each ratings category is included in the appendix to this statement of additional information.

WHEN-ISSUED, DELAYED-DELIVERY AND OTHER SECURITIES

     Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivered basis.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation.

     A Fund may also enter into a contract with a third party that provides for the sale of securities held by the Fund at a set price, with a contingent right for the Fund to receive additional proceeds from the purchaser upon the occurrence of designated future events, such as a tender offer for the securities of the subject company by the purchaser, and satisfaction of any applicable conditions. Under such an arrangement, the amount of contingent proceeds that the Fund will receive from the purchaser, if any, will generally not be determinable at the time such securities are sold. The Fund's rights under such an arrangement will not be secured and the Fund may not receive the contingent payment if the purchaser does not have the resources to make the payment. The Fund's rights under such an arrangement also generally will be illiquid and subject to the limitations on ownership of illiquid securities.

ILLIQUID SECURITIES

     No Fund may invest in illiquid securities, if as a result such securities would comprise more than 15% of the value of the Fund's assets.

     If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

     Illiquid securities may include restricted securities, which may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where a Fund holds restricted securities and registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the board of trustees.

     Notwithstanding the above, each Fund may purchase securities that, although privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The adviser, under the supervision of the board of trustees, may consider whether securities purchased under Rule 144A are liquid and thus not subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. (See restriction 13 under "Investment Restrictions.") A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, (4) and the nature of the security and of market place trades

(e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SHORT SALES

     Each Fund may sell securities short against the box, that is: (1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. A Fund may make short sales of securities only if at all times when a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short.
Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 20% of its total assets would be involved in short sales against the box.

OPTIONS

     Each Fund may purchase both call options and put options on securities. A call or put option is a contract that gives the Fund, in return for a premium paid upon purchase of the option, the right during the term of the option to buy from, or to sell to, the seller of the option the security underlying the option at a specified exercise price. The option is valued initially at the premium paid for the option. Thereafter, the value of the option is marked-to-market daily. It is expected that a Fund will not purchase a call option or a put option if the aggregate value of all call and put options held by the Fund would exceed 5% of the Fund's net assets.

TEMPORARY STRATEGIES

     Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of International Fund's investments and International Small Cap Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, each Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                            PERFORMANCE INFORMATION

     From time to time the Funds may quote total return figures in sales material. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return will be computed as follows:

                         n
             ERV = P(1+T)

     Where: P = the amount of an assumed initial investment in Fund shares T = average annual total return n = number of years from initial investment to the end of the period
              ERV = ending redeemable value of shares held at the end of the period

     For example, Total Return and Average Annual Total Return on a $1,000 investment in each Fund for the following periods ended September 30, 1998 were:

                                                  Total       Average Annual
                                                  Return       Total Return
                                                  ------      --------------
     Oakmark Fund Class I
        One year. . . . . . . . . . . . .          -4.06%         -4.06%
        Five years. . . . . . . . . . . .         116.06          16.65
        Life of Fund* . . . . . . . . . .         398.99          25.17


                                          12

     Select Fund Class I
        One year. . . . . . . . . . . . .           3.64           3.64
        Life of Fund* . . . . . . . . . .          69.36          31.67

     Small Cap Fund Class I
        One year. . . . . . . . . . . . .         -26.37         -26.37
        Life of Fund* . . . . . . . . . .          49.76          14.85

     Equity and Income Fund Class I
        One year. . . . . . . . . . . . .           2.57           2.57
        Life of Fund* . . . . . . . . . .          51.91          15.41

     International Fund Class I
        One year. . . . . . . . . . . . .         -29.90         -29.90
        Five years. . . . . . . . . . . .          21.92           4.04
        Life of Fund* . . . . . . . . . .          63.22           8.50

     International Small Cap Fund Class I
        One year. . . . . . . . . . . . .         -35.20         -35.20
        Life of Fund* . . . . . . . . . .         -17.90          -6.53

     ------------------
     *Life of Fund commenced with the public offering of its shares as follows:
      Oakmark, 8/5/91; Select, 11/1/96; International, 9/30/92; Small Cap, Equity and Income and International Small Cap, 11/1/95.

     Total Return and Average Annual Total Return of Class II Shares of each Fund will be calculated in the same way as for Class I Shares, but the performance of Class II Shares will likely be different from the performance of Class I Shares because the expense allocation for each class will be different. Because the expense ratio for Class II Shares is expected to be higher, the Total Return and Average Annual Total Return of Class II Shares are expected to be lower than for Class I Shares.

     Performance figures quoted by the Funds will assume reinvestment of all dividends and distributions, but will not take into account income taxes payable by shareholders. The Funds impose no sales charge and pay no distribution ("12b-1") expenses. Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds generally believe to be accurate. The Funds may also refer to publicity (including performance rankings) in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:


Barron's
Business Week
Changing Times
Chicago Tribune
Chicago Sun-Times
Crain's Chicago Business
Consumer Reports
Consumer Digest
Financial World

Forbes
Fortune
Global Finance
Investor's Business Daily
Kiplinger's Personal Finance
Los Angeles Times
Money
Mutual Fund Letter
Mutual Funds Magazine
Morningstar
Newsweek
The New York Times
Pensions and Investments
Personal Investor
Smart Money
Stanger Reports
Time
USA Today
U.S. News and World Report
The Wall Street Journal
Worth

     A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of a Fund may also be compared to the Morgan Stanley EAFE (Europe, Australia and Far East) Index(*), a generally accepted benchmark for performance of major overseas markets, and to the following indexes or averages:

Dow-Jones Industrial Average*
Standard & Poor's 500 Stock Index*
Standard & Poor's 400 Industrials
Standard & Poor's Small Cap 600*
Standard & Poor's Mid Cap 400*
Russell 2000
Wilshire 5000
New York Stock Exchange Composite Index
American Stock Exchange Composite Index
NASDAQ Composite
NASDAQ Industrials

     In addition, each of Oakmark Fund, Select Fund, Small Cap Fund and Equity and Income Fund may compare its performance to the following indexes and averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; and Lehman Brothers Government/Corporate Bond Index. Each of International Fund and International Small Cap Fund may compare its performance to the following indexes and averages: Lipper International & Global Funds Average; Lipper International Fund Index; Lipper International Equity Funds Average; Micropal International Small Company Fund Index; Morgan Stanley Capital International World ex the U.S. Index*; Morningstar International Stock Average.

     Lipper Indexes and Averages are calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Each Fund may also compare its performance or ranking against all funds tracked by Lipper or another independent service, including Morningstar, Inc.

     The Funds may cite their ratings, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35%

------------------------------------
(*) With dividends reinvested.

labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both.

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks; small company stocks; long-term corporate bonds; long-term government bonds; intermediate-term government bonds; U.S. Treasury bills; and Consumer Price Index.

                               INVESTMENT ADVISER

     The Funds' investment adviser, Harris Associates L.P. (the "Adviser"), furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs pursuant to investment advisory agreements relating to the respective Funds (the "Agreements"). The Adviser furnishes office space, equipment and personnel to the Funds, and assumes the expenses of printing and distributing the Funds' prospectus and reports to prospective investors.

     Each Fund pays the cost of its custodial, stock transfer, dividend disbursing, bookkeeping, audit and legal services. Each Fund also pays other expenses such as the cost of proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums, the expenses of maintaining the registration of that Fund's shares under federal and state securities laws and the fees of trustees not affiliated with the Adviser.

     The Adviser has voluntarily agreed to reimburse Class I Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Class I Shares: 1.5% in the case of Oakmark Fund, Select Fund, Small Cap Fund or Equity and Income Fund and 2% in the case of International Fund and International Small Cap Fund. The Adviser has also voluntarily agreed to reimburse Class II Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Class II Shares: Oakmark Fund, Select Fund, Small Cap Fund or Equity and Income Fund, 1.75% (1.50% +
 .25%); International Fund and International Small Cap Fund, 2.25% (2.00% + .25%). Each such agreement is effective through January 31, 2000, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

     For the purpose of determining whether a share class of a Fund is entitled to any reduction in advisory fee or expense reimbursement, the pro rata portion of the Fund's expenses attributable to a share class of that Fund, is calculated daily and any reduction in fee or reimbursement is made monthly.

     For its services as investment adviser, the Adviser receives from each Fund a monthly fee based on that Fund's net assets at the end of the preceding month. Basing the fee on net assets at the end of the preceding month has the effect of
(i) delaying the impact of changes in assets on the amount of the fee and (ii) in the first year of a fund's operation, reducing the amount of the aggregate fee by providing for no fee in the first month of operation. The annual rates of fees as a percentage of each Fund's net assets are as follows:

           FUND                                      FEE
   --------------------          ----------------------------------------------
   Equity and Income             .75%

   Oakmark                       1% up to $2.5 billion; .95% on the next $1.25
                                 billion; .90% on the next $1.25 billion; .85% on net assets in excess of $5 billion; and .80% on net assets in excess of $10 billion

   International                 1% up to $2.5 billion; .95% on the next $2.5
                                 billion; and .90% on net assets in excess of
                                 $5 billion

   Select                        1% up to $1 billion; .95% on the next $500
                                 million; .90% on the next $500 million; .85%
                                 on the next $500 million; .80% over $2.5 billion; and .75% over $5 billion.

   Small Cap                     1.25% up to $1 billion; 1.15% on the next $500
                                 million; 1.10% on the next $500 million; 1.05%
                                 on the next $500 million; 1% over $2.5 billion.

   International Small Cap       1.25%


     The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the prospectus.

                      TYPE OF                 YEAR ENDED         ELEVEN MONTHS ENDED           YEAR ENDED
     FUND             PAYMENT             SEPTEMBER 30, 1998     SEPTEMBER 30, 1997         OCTOBER 31, 1996
   ---------------------------------------------------------------------------------------------------------
   Oakmark            Advisory fee            $72,196,251         $43,705,462                 $36,082,925

   Select             Advisory fee             11,525,158           1,731,599                          --

   Small Cap          Advisory fee             15,863,707           7,705,828                     956,809

   Equity and         Advisory fee                359,708             140,973                      69,005
    Income            Reimbursement                    --              39,450                      14,245

   International      Advisory fee             12,623,371          13,040,702                  10,113,272

   International      Advisory fee                827,611             648,148                     258,427
    Small Cap         Reimbursement                    --                  --                     35,441


     The Agreement for each Fund was for an initial term expiring September 30, 1997. Each Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     The Adviser is a limited partnership managed by its general partner, Harris Associates, Inc., whose directors are David G. Herro, Robert M. Levy, Roxanne M. Martino, Victor A. Morgenstern, Anita M. Nagler, William C. Nygren, Neal Ryland, Robert J. Sanborn and Peter S. Voss. Mr. Levy is the president and chief executive officer of Harris Associates, Inc.

                             TRUSTEES AND OFFICERS

     Information on the trustees and officers of the Trust is included in the Funds' prospectus under "Management of the Funds."

     The addresses of the trustees are as follows:

          Michael J. Friduss            c/o MJ Friduss & Associates, Inc.
                                        1555 Museum Drive
                                        Highland Park, Illinois  60035

          Thomas H. Hayden              c/o Bozell Worldwide, Inc.
                                        625 North Michigan Avenue
                                        Chicago, Illinois  60611-3110

          Christine M. Maki             c/o Hyatt Corporation
                                        200 West Madison Street
                                        Chicago, Illinois  60606

          Victor A. Morgenstern         c/o Harris Associates L.P.
                                        Two North LaSalle Street, Suite 500
                                        Chicago, Illinois  60602

          Allan J. Reich                c/o D'Ancona & Pflaum
                                        30 North LaSalle Street, Suite 2900
                                        Chicago, Illinois  60602

          Marv R. Rotter                c/o Rotter & Associates
                                        5 Revere Drive, Suite 400
                                        Northbrook, Illinois  60062-1571

          Burton W. Ruder               c/o The Academy Group
                                        707 Skokie Boulevard, Suite 410
                                        Northbrook, Illinois  60062

          Peter S. Voss                 c/o Nvest Companies, L.P.
                                        399 Boylston Street
                                        Boston, Massachusetts  02116

          Gary N. Wilner, M.D.          c/o Evanston Hospital
                                        2650 Ridge Avenue
                                        Evanston, Illinois  60201

     Messrs. Morgenstern and Voss are trustees who are "interested persons" of the Trust as defined in the 1940 Act. They and Dr. Wilner are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

     At September 30, 1998, the trustees and officers as a group owned beneficially the following percentages of the outstanding shares of the Funds:
Select, 1.36%; Small Cap, 1.30%; International Small Cap, 17.92%; and less than 1% in the case of each other Fund.

     The following table shows the compensation paid by the Trust for the year ended September 30, 1998 to each trustee who was not an "interested person" of the Trust:

                                                             AGGREGATE
                                                            COMPENSATION
          NAME OF TRUSTEE                                  FROM THE TRUST*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Christine M. Maki                                   $37,250

          Michael J. Friduss                                   37,250

          Thomas H. Hayden                                     37,750

          Allan J. Reich                                       37,750

          Marv R. Rotter                                       37,250

          Burton W. Ruder                                      35,250

          Gary N. Wilner, M.D.                                 41,250

--------------------------------------------------------------------------------
*  The Trust is not part of a fund complex.

Other trustees who are "interested persons" of The Trust, as well as the officers of the Trust, are compensated by the Adviser and not by The Trust. The Trust does not provide any pension or retirement benefits to its trustees.

     The Trust has a deferred compensation plan (the "Plan") that permits any trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as a trustee for two or more years. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Oakmark Funds or the Goldman Sachs Institutional Liquid Assets Government Portfolio as designated by the trustee. At the time for commencing distributions from a trustee's deferral account, which is no later than when the trustee ceases to be a member of the board, the trustee may elect to receive distributions in a lump sum or over a period of five years. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

                           PRINCIPAL SHAREHOLDERS

     The only persons known by the Trust to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the Securities Exchange Act of 1934) 5% or more of the outstanding shares of any Fund as of September 30, 1998 were:

                                                                              PERCENTAGE OF
                                                                               OUTSTANDING
NAME AND ADDRESS                             FUND                              SHARES HELD
----------------                             ----                             -------------
Charles Schwab & Co. Inc. (1)                Oakmark                              33.67%
101 Montgomery Street                        Select                               31.96
San Francisco, CA  94104-4122                Small Cap                            33.65
                                             Equity and Income                    18.30
                                             International                        31.44
                                             International Small Cap              29.43



                                      18

                                                                              PERCENTAGE OF
                                                                               OUTSTANDING
NAME AND ADDRESS                             FUND                              SHARES HELD
----------------                             ----                             -------------
David G. Herro (2)                           International Small Cap               9.42
Two North LaSalle Street, #500
Chicago, IL  60602

Clyde S. and Joan K. McGregor                Equity and Income                     5.20
Two North LaSalle Street, #500
Chicago, IL  60602

Morgan Stanley & Co., Inc. (1)               Equity and Income                     6.51
1 Pierrepont Plaza, 10th Floor               International Small Cap              18.00
Brooklyn, NY  11201-2776

National Financial Services Corp. (1)        Oakmark                               8.06
P.O. Box 3908                                Select                               20.62
Church Street Station                        Small Cap                             9.04
New York, NY  10008-3908                     International                         5.91
                                             International Small Cap               6.29


-------------
(1)    Shares are held for accounts of customers.
(2) 416,646 of these shares are included in shares held by Morgan Stanley & Co., Inc.


                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the Funds' prospectus under the headings "Purchasing Shares," "Redeeming Shares," and "Shareholder Services."

     The net asset value per share Class I or Class II of each Fund is determined by the Trust's custodian, State Street Bank and Trust Company.
The net asset value of Class I Shares of a Fund is determined by dividing the value of the assets attributable to Class I Shares of the Fund, less liabilities attributable to that class, by the number of Class I Shares outstanding. Similarly, the net asset value of Class II Shares of a Fund is determined by dividing the value of the assets attributable to Class II Shares of the Fund, less liabilities attributable to that class, by the number of Class II Shares outstanding. Securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported on the NASDAQ National Market System, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are also valued at the most recent bid quotations. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by or under the direction of the board of trustees. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board.

     The Funds' net asset values are determined only on days on which the New York Stock Exchange is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     Trading in the portfolio securities of International Fund or International Small Cap Fund (and of any other Fund, to the extent it invests in securities of non-U.S. issuers) takes place in various foreign markets on certain days (such as Saturday) when the Fund is not open for business and does not calculate its net asset value. In addition, trading in the Fund's portfolio securities may not occur on days when the Fund is open. Therefore, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Fund's portfolio securities and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

     Computation of net asset value (and the sale and redemption of a Fund's shares) may be suspended or postponed during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of a Fund not reasonably practicable.

     Shares of any of the Funds may be purchased through certain financial service companies, without incurring any transaction fee. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.30% of the annual average value of those accounts. Each Fund may pay a portion of those fees, not to exceed the estimated fees that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees are paid by the Adviser.

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

     Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem at net asset value the shares of any shareholder whose account in any Fund has a value of less than the minimum amount specified by the board of trustees, which currently is $1,000. Before such a redemption, the shareholder will be notified that the account value is less than the minimum and will be allowed at least 30 days to bring the value of the account up to the minimum. The agreement and declaration of trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the board of trustees.

     The Adviser acts as a Service Organization for the Government Portfolio and the Tax-Exempt Diversified Portfolio of Goldman Sachs Money Market Trust and the GS Short Duration Fund Portfolio of Goldman Sachs Trust. For its services it receives fees at rates of up to .50% of the average annual net assets of each account in those portfolios, pursuant to 12b-1 plans adopted by those investment companies.

                           ADDITIONAL TAX INFORMATION

     GENERAL. Each Fund intends to continue to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

     INTERNATIONAL FUND AND INTERNATIONAL SMALL CAP FUND. Dividends and distributions paid by International Fund and International Small Cap Fund are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of such Funds' income consists of dividends paid by United States corporations. Capital gain distributions paid by the Funds are never eligible for this deduction.

     Certain foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by either of these Funds will be increased; if the result is a loss, the income dividend paid by either of these Funds will be decreased.

     Income received by International Fund or International Small Cap Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

     Both International Fund and International Small Cap Fund intend to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of a Fund, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

                        TAXATION OF FOREIGN SHAREHOLDERS

     The Code provides that dividends from net income (which are deemed to include for this purpose each shareholder's pro rata share of foreign taxes paid by International Fund and International Small Cap Fund (see discussion of "pass through" of the foreign tax credit to U.S. shareholders), will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividend in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by these Funds are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

                           PORTFOLIO TRANSACTIONS

     Portfolio transactions for each Fund are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services for that Fund, either in a particular transaction or over a period of time. Subject to that standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of the Adviser.

     In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

     Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing a Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Funds.

     The Adviser is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of the investment decisions for each Fund. However, the board of trustees recognizes that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. Consequently, the commission paid to brokers (other than HASLP) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the board of trustees that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Adviser in performing services to others.

     HASLP may act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the board of trustees of the Trust. The board of trustees, including a majority of the trustees who are not "interested" trustees, has determined that portfolio transactions for a Fund may be executed through HASLP if, in the judgment of the Adviser, the use of HASLP is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, HASLP charges the Fund commission rates at least as favorable to the Fund as those charged by HASLP to comparable unaffiliated customers in similar transactions. The board of trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to HASLP are consistent with the foregoing standard. The Funds will not effect principal transactions with HASLP. In executing transactions through HASLP, the Funds will be subject to, and intend to comply with, section 17(e) of the 1940 Act and rules thereunder.

     The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the board of trustees.

     Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

     Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

     The Funds do not purchase securities with a view to rapid turnover. However, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including general conditions in the securities market, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. A high rate of portfolio turnover would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The portfolio turnover rates for the Funds are set forth in the prospectus under "Financial Highlights."

     The following table shows the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in initial public offerings) paid by each Fund during the periods indicated, as well as the aggregate commissions paid to affiliated persons of the Trust.

                                                Year Ended           Eleven Months Ended          Year Ended
                                            September 30, 1998        September 30, 1997       October 31, 1996
                                            ------------------       -------------------       ----------------
Oakmark Fund
  Aggregate commissions. . . . . . . .      $7,578,511 (100%)         $3,094,186 (100%)        $2,863,961 (100%)
  Commissions paid to affiliates*. . .       2,068,690 (27.3%)           997,845 (32.2%)        1,192,641 (41.6%)

Select Fund
  Aggregate commissions. . . . . . . .       2,408,373 (100%)            750,698 (100%)                --
  Commissions paid to affiliates*. . .         589,564 (24.5%)           341,805 (45.5%)               --

Small Cap Fund
  Aggregate commissions. . . . . . . .       1,956,668 (100%)          1,906,488 (100%)           404,602 (100%)
  Commissions paid to affiliates*. . .         193,708 (9.9%)            401,345 (21.0%)          132,729 (32.8%)

Equity and Income Fund
  Aggregate commission . . . . . . . .          66,195 (100%)             24,588 (100%)            19,797 (100%)
  Commissions paid to affiliates*. . .          41,979 (63.4%)            15,611 (63.5%)           14,487 (73.2%)

International Fund
  Aggregate commissions. . . . . . . .       4,287,619 (100%)          5,319,725 (100%)         2,804,611 (100%)
  Commissions paid to affiliates*. . .              --                     9,732 (0.2%)            82,872 (3.0%)

International Small Cap Fund
  Aggregate commissions. . . . . . . .         387,461 (100%)            332,214 (100%)           198,847 (100%)
  Commissions paid to affiliates*. . .              --                       732 (0.2%)             6,128 (3.1%)

--------------------------

* The percent of the dollar amount of each Fund's aggregate transactions involving the Fund's payment of brokerage commissions that were executed through affiliates for each of the periods is shown below.

                                       Year Ended           Eleven Months Ended         Year Ended
     Fund                          September 30, 1998        September 30, 1997      October 31, 1996
     ----                          ------------------       -------------------      ----------------
     Oakmark                             29.50%                   36.5%                    47.0%
     Select                              33.06                    48.0                        -
     Small Cap                           14.51                    23.2                     40.0
     Equity and Income                   63.50                    67.0                     78.0
     International                        -                        0.4                      5.0
     International Small Cap              -                        0.5                      0.4


     Of the aggregate brokerage transactions during the year ended September 30, 1998, the Funds paid the following commissions on transactions directed to brokers because of research services they provided: Oakmark, $1,142,374; Select, $201,272; Small Cap, $237,696; Equity and Income, $5,196; International, $4,084,575; and International Small Cap, $362,321; and the aggregate dollar amounts involved in those transactions for the respective Funds were $880,711,989, $112,769,699, $122,006,697, $3,817,981, $1,304,968,668 and
$89,091,569, respectively.

                             DECLARATION OF TRUST

     The Agreement and Declaration of Trust under which the Trust has been organized ("Declaration of Trust") disclaims liability of the shareholders, trustees and officers of the Trust for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for obligations of the Trust. Thus, although shareholders of a business trust may, under certain circumstances, be held personally liable under Massachusetts law for the obligations of the Trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one series of sustaining a loss on account of liabilities incurred by another series is also believed to be remote.

                                   CUSTODIAN

     State Street Bank and Trust Company, P.O. Box 8510, Boston Massachusetts 02266-8510 is the custodian for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Trust. The custodian also performs certain portfolio accounting services for the Funds, for which each Fund pays the custodian a monthly fee. The fee paid by Oakmark Fund is $2,500 per month. The fee paid by Oakmark International is $3,000 per month. The fee paid by each of Select Fund, Small Cap Fund and Equity and Income Fund is $2,500 per month and the fee paid by International Small Cap Fund is $3,000 per month. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of a Fund. The Trust has authorized the custodian to deposit certain portfolio securities of each Fund in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                        INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603, audits and reports on each Fund's annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                           APPENDIX A -- BOND RATINGS

     A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.
When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S:

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings By Standard & Poor's:

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A. Debt rated A has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB-B-CCC-CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     NOTE: The ratings from AA to B may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                        APPENDIX B -- FINANCIAL STATEMENTS

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                                   SHARES HELD     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--88.5%

FOOD & BEVERAGE--15.2%
  Philip Morris Companies Inc.                      13,810,700   $  636,155,369
  H.J. Heinz Company                                 4,007,250      204,870,656
  Gallaher Group Plc (b)                             3,835,500      112,667,812
  Nabisco Holdings Corporation, Class A              2,572,100       92,434,844
  The Quaker Oats Company                              118,000        6,962,000
                                                                 --------------
                                                                  1,053,090,681

APPAREL--6.1%
  Nike, Inc., Class B                               11,457,100   $  421,764,494

RETAIL--0.3%
  American Stores Company                              648,400   $   20,870,375

OTHER CONSUMER GOODS & SERVICES--20.1%
  Mattel, Inc.                                      13,439,400   $  376,303,200
  The Black & Decker Corporation (c)                 8,267,000      344,113,875
  H&R Block, Inc. (c)                                7,665,800      317,172,475
  Polaroid Corporation (c)                           4,552,400      111,818,325
  Brunswick Corporation (c)                          7,280,800       94,195,350
  Fortune Brands, Inc.                               2,746,800       81,373,950
  Juno Lighting, Inc. (c)                            1,085,000       24,276,875
  First Brands Corporation                           1,070,400       23,348,100
  GC Companies, Inc. (a)(c)                            397,000       15,334,125
                                                                 --------------
                                                                  1,387,936,275

BANKS & THRIFTS--14.0%
  Banc One Corporation                               8,800,548   $  375,123,359
  Washington Mutual, Inc.                           10,100,000      340,875,000
  Mellon Bank Corporation                            4,540,500      250,011,281
                                                                 --------------
                                                                    966,009,640

INSURANCE--1.3%
  Old Republic International Corporation             4,122,930   $   92,765,925

PUBLISHING--4.8%
  Knight-Ridder, Inc. (c)                            6,929,400   $  308,358,300
  R. H. Donnelley Corporation (c)                    2,098,260       25,965,967
                                                                 --------------
                                                                    334,324,267

INFORMATION SERVICES--5.6%
  The Dun & Bradstreet Corporation (c)              10,491,300   $  283,265,100
  ACNielsen Corporation (c)                          4,764,000      105,999,000
                                                                 --------------
                                                                    389,264,100

COMPUTER SERVICES--2.2%
  Electronic Data Systems Corporation                4,588,000   $  152,264,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                 THE OAKMARK FUND

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                                  SHARES HELD/
                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--88.5% (CONT.)

MEDICAL CENTERS--3.9%
  Columbia/HCA Healthcare Corporation               13,601,000   $  272,870,063

MEDICAL PRODUCTS--0.9%
  Sybron International Corporation (a)               3,135,600   $   59,968,350

AUTOMOTIVE--0.5%
  SPX Corporation (a)(c)                               875,200   $   36,156,700

AEROSPACE & DEFENSE--9.1%
  Lockheed Martin Corporation                        3,625,000   $  365,445,312
  The Boeing Company                                 7,599,400      260,754,413
                                                                 --------------
                                                                    626,199,725

MACHINERY & INDUSTRIAL PROCESSING--2.5%
  Eaton Corporation                                  2,721,100   $  170,578,956

FORESTRY PRODUCTS--0.1%
  Fort James Corporation                               237,200   $    7,783,125

MINING--1.2%
  DeBeers Centenary AG (b)                           6,546,000   $   82,234,125

OTHER INDUSTRIAL GOODS & SERVICES--0.7%
  Bandag Incorporated, Class A                       1,104,100   $   34,227,100
  The Geon Company                                     971,600       17,245,900
                                                                 --------------
                                                                     51,473,000

  TOTAL COMMON STOCKS (COST: $5,810,888,085)                      6,125,554,051

SHORT TERM INVESTMENTS--11.0%

GOVERNMENT AND AGENCY SECURITIES--1.4%

U.S. GOVERNMENT BILLS--1.4%
  United States Treasury Bills, 4.29%-5.15%
     due 10/15/1998-1/14/1999                     $100,000,000   $   99,199,666
                                                                 --------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $99,146,486)         99,199,666

8
THE OAKMARK FUND

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--11.0% (CONT.)

COMMERCIAL PAPER--7.4%
  American Express Credit Corp., 5.27%-5.55%
     due 10/1/1998-10/14/1998                     $180,000,000   $  180,000,000
  Ford Motor Credit Corp., 5.40%-5.55% due
     10/1/1998-10/9/1998                           160,000,000      160,000,000
  General Electric Capital Corporation,
     5.45%-5.70% due 10/1/1998-10/5/1998           170,000,000      170,000,000
                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST: $510,000,000)                       510,000,000

REPURCHASE AGREEMENTS--2.2%
  State Street Repurchase Agreement, 5.30%
     due 10/1/1998                                $153,865,000   $  153,865,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST: $153,865,000)                  153,865,000

  TOTAL SHORT TERM INVESTMENTS (COST: $763,011,486)                 763,064,666

  Total Investments (Cost $6,573,899,571)--99.5% (d)             $6,888,618,717
  Other Assets In Excess Of Other Liabilities--0.5%                  35,339,165
                                                                 --------------

  TOTAL NET ASSETS--100%                                         $6,923,957,882
                                                                 --------------
                                                                 --------------

          (a) Non-income producing security.
          (b) Represents an American Depository Receipt.
          (c) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
          (d) At September 30, 1998, net unrealized appreciation of $314,719,146, for federal income tax purposes consisted of gross unrealized appreciation of $1,142,918,937 and gross unrealized depreciation of $828,199,791.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                 THE OAKMARK FUND

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                                   SHARES HELD     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--88.3%

RETAIL--8.2%
  Gucci Group (b)                                    2,787,900   $  100,712,887

OTHER CONSUMER GOODS & SERVICES--5.8%
  Host Marriott Corporation (a)                      3,260,900   $   41,372,669
  Ralston Purina Group                               1,016,400       29,729,700
                                                                 --------------
                                                                     71,102,369

BANKS & THRIFTS--8.0%
  Washington Mutual, Inc.                            1,725,000   $   58,218,750
  People's Bank of Bridgeport, Connecticut           1,642,600       40,243,700
                                                                 --------------
                                                                     98,462,450

INSURANCE--8.2%
  PartnerRe Ltd. (c)                                 2,522,600   $  101,061,662

BROADCASTING & CABLE TV--13.8%
  Cablevision Systems Corporation, Class A
     (a)                                             3,930,200   $  169,735,512

TV PROGRAMMING--4.4%
  Tele-Communications, Liberty Media, Class A
     (a)                                             1,453,550   $   53,327,116

INFORMATION SERVICES--4.0%
  The Dun & Bradstreet Corporation                   1,818,600   $   49,102,200

COMPUTER SERVICES--7.2%
  First Data Corporation                             1,900,000   $   44,650,000
  Electronic Data Systems Corporation                1,310,900       43,505,494
                                                                 --------------
                                                                     88,155,494

MEDICAL PRODUCTS--6.0%
  Amgen, Inc. (a)                                      975,000   $   73,673,438

BUILDING MATERIALS & CONSTRUCTION--9.7%
  USG Corporation (d)                                2,740,800   $  118,539,600

OTHER INDUSTRIAL GOODS & SERVICES--3.8%
  Premark International, Inc.                        1,678,800   $   47,111,325

DIVERSIFIED CONGLOMERATES--9.2%
  U.S. Industries, Inc. (d)                          7,514,000   $  113,179,625

  TOTAL COMMON STOCKS (COST: $1,075,412,040)                      1,084,163,678

12
THE OAKMARK SELECT FUND

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--12.0%

GOVERNMENT AND AGENCY SECURITIES--3.2%

U.S. GOVERNMENT BILLS--3.2%
  United States Treasury Bills, 4.29%-5.07%
     due 10/8/1998-1/14/1999                       $40,000,000   $   39,709,859
                                                                 --------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $39,688,587)         39,709,859

COMMERCIAL PAPER--6.1%
  American Express Credit Corp., 5.27%-5.55%
     due 10/1/1998-10/9/1998                       $25,000,000   $   25,000,000
  Ford Motor Credit Corp., 5.30%-5.53% due
     10/1/1998-10/7/1998                            20,000,000       20,000,000
  General Electric Capital Corporation, 5.70%
     due 10/1/1998                                  30,000,000       30,000,000
                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST: $75,000,000)                         75,000,000

REPURCHASE AGREEMENTS--2.7%
  State Street Repurchase Agreement, 5.30%
     due 10/1/1998                                 $32,399,000   $   32,399,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST: $32,399,000)                    32,399,000

  TOTAL SHORT TERM INVESTMENTS (COST: $147,087,587)                 147,108,859

  Total Investments (Cost $1,222,499,627)--100.3% (e)            $1,231,272,537
  Other Liabilities In Excess Of Other Assets--(0.3)%                (3,378,151)
                                                                 --------------

  TOTAL NET ASSETS--100%                                         $1,227,894,386
                                                                 --------------
                                                                 --------------

          (a) Non-income producing security.
          (b) Represents an American Depository Receipt.
          (c) Represents foreign domiciled corporation.
          (d) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
          (e) At September 30, 1998, net unrealized appreciation of $8,772,910, for federal income tax purposes consisted of gross unrealized appreciation of $155,507,575 and gross unrealized depreciation of $146,734,665.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          THE OAKMARK SELECT FUND
                                                                              13

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                                   SHARES HELD     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--91.9%

FOOD & BEVERAGE--11.2%
  Ralcorp Holdings, Inc. (a)(b)                      1,750,000   $   24,500,000
  Triarc Companies, Inc. (a)(b)                      1,250,000       19,453,125
  Vlasic Foods International Inc. (a)                  500,000        9,343,750
  International Multifoods Corporation                 500,000        8,218,750
  M & F Worldwide Corp. (a)                            750,000        7,453,125
                                                                 --------------
                                                                     68,968,750

RETAIL--3.7%
  Department 56, Inc. (a)                              520,000   $   14,040,000
  Ugly Duckling Corporation (a)(b)                   1,676,200        8,695,288
                                                                 --------------
                                                                     22,735,288

OTHER CONSUMER GOODS & SERVICES--13.0%
  First Brands Corporation                           1,250,000   $   27,265,625
  Scotsman Industries, Inc. (b)                        983,000       22,240,375
  Libbey, Inc.                                         420,500       12,404,750
  Barry (R.G.) Corporation (a)(b)                      849,100       11,781,262
  P.H. Glatfelter Company                              500,000        6,531,250
                                                                 --------------
                                                                     80,223,262

BANKS & THRIFTS--11.5%
  People's Bank of Bridgeport, Connecticut           2,000,000   $   49,000,000
  BankAtlantic Bancorp, Inc., Class A                1,000,001        7,187,507
  Northwest Bancorp Inc.                               550,000        5,637,500
  Niagara Bancorp Inc. (a)                             400,000        3,925,000
  PennFed Financial Services, Inc.                     260,000        3,445,000
  Finger Lakes Financial Corp. (b)                     188,000        2,068,000
                                                                 --------------
                                                                     71,263,007

INSURANCE--2.3%
  Financial Security Assurance Holdings Ltd.           292,600   $   14,264,250

OTHER FINANCIAL--5.5%
  ARM Financial Group, Inc., Class A                 1,000,000   $   17,750,000
  Duff & Phelps Credit Rating Co. (b)                  350,000       16,121,875
                                                                 --------------
                                                                     33,871,875

BROADCASTING & CABLE TV--6.8%
  Cablevision Systems Corporation, Class A
     (a)                                               689,800   $   29,790,737
  Ascent Entertainment Group, Inc. (a)(b)            1,500,000       12,000,000
                                                                 --------------
                                                                     41,790,737

TELECOMMUNICATIONS--0.9%
  ROHN Industries, Inc. (b)                          3,000,000   $    5,812,500

COMPUTER SERVICES--1.5%
  Symantec Corporation (a)                             725,000   $    9,560,938

16
THE OAKMARK SMALL CAP FUND

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                                  SHARES HELD/
                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--91.9% (CONT.)

AUTOMOTIVE--7.9%
  SPX Corporation (a)                                  500,000   $   20,656,250
  Stoneridge, Inc. (a)                               1,000,000       16,187,500
  Standard Motor Products, Inc.                        500,000       12,187,500
                                                                 --------------
                                                                     49,031,250

TRANSPORTATION SERVICES--2.7%
  Teekay Shipping Corporation (c)                      900,000   $   16,368,750

MACHINERY & INDUSTRIAL PROCESSING--1.9%
  Northwest Pipe Company (a)(b)                        500,000   $    9,250,000
  The Carbide/Graphite Group, Inc. (a)                 240,000        2,670,000
                                                                 --------------
                                                                     11,920,000

FORESTRY PRODUCTS--0.8%
  Schweitzer-Mauduit International, Inc.               216,500   $    4,708,875

OTHER INDUSTRIAL GOODS & SERVICES--10.3%
  Ferro Corporation                                    900,000   $   17,887,500
  Columbus McKinnon Corporation (b)                    900,000       17,325,000
  MagneTek, Inc. (a)                                 1,500,000       16,406,250
  H.B. Fuller Company                                  200,000        7,575,000
  Binks Sames Corporation (b)                          275,000        4,675,000
                                                                 --------------
                                                                     63,868,750

COMMERCIAL REAL ESTATE--4.1%
  Catellus Development Corporation (a)               1,500,000   $   19,500,000
  Prime Hospitality Corp.                              800,000        5,600,000
                                                                 --------------
                                                                     25,100,000

DIVERSIFIED CONGLOMERATES--7.8%
  U.S. Industries, Inc.                              3,200,000   $   48,200,000

  TOTAL COMMON STOCKS (COST: $633,782,649)                          567,688,232

SHORT TERM INVESTMENTS--7.8%

COMMERCIAL PAPER--5.6%
  American Express Credit Corp., 5.27%-5.55%
     due 10/1/1998-10/6/1998                       $15,000,000   $   15,000,000
  Ford Motor Credit Corp., 5.40% due
     10/2/1998                                       5,000,000        5,000,000
  General Electric Capital Corporation, 5.70%
     due 10/1/1998                                  15,000,000       15,000,000
                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST: $35,000,000)                         35,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       THE OAKMARK SMALL CAP FUND

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--2.2%
  State Street Repurchase Agreement, 5.30%
     due 10/1/1998                                 $13,543,000   $   13,543,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST: $13,543,000)                    13,543,000

  TOTAL SHORT TERM INVESTMENTS (COST: $48,543,000)                   48,543,000

  Total Investments (Cost $682,325,649)--99.7% (d)               $  616,231,232
  Other Assets In Excess Of Other Liabilities--0.3%                   1,763,530
                                                                 --------------

  TOTAL NET ASSETS--100%                                         $  617,994,762
                                                                 --------------
                                                                 --------------

          (a) Non-income producing security.
          (b) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
          (c) Represents foreign domiciled corporation.
          (d) At September 30, 1998, net unrealized depreciation of $66,094,417, for federal income tax purposes consisted of gross unrealized appreciation of $47,329,047 and gross unrealized depreciation of $113,423,464.

18
THE OAKMARK SMALL CAP FUND       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                                   SHARES HELD     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--57.4%

OFFICE EQUIPMENT--3.1%
  Lexmark International Group, Inc., Class A
     (a)                                                26,000   $   1,802,125

OTHER CONSUMER GOODS & SERVICES--6.4%
  Juno Lighting, Inc.                                   76,300   $   1,707,213
  H&R Block, Inc.                                       33,000       1,365,375
  National Presto Industries, Inc.                      17,000         637,500
                                                                 --------------
                                                                     3,710,088

BANKS & THRIFTS--4.7%
  Washington Mutual, Inc.                               50,000   $   1,687,500
  Banc One Corporation                                  23,674       1,009,104
                                                                 --------------
                                                                     2,696,604

INSURANCE--4.2%
  PartnerRe Ltd. (b)                                    32,500   $   1,302,031
  Old Republic International Corporation                49,500       1,113,750
                                                                 --------------
                                                                     2,415,781

TV PROGRAMMING--3.4%
  Tele-Communications, Liberty Media, Class A
     (a)                                                52,800   $   1,937,100

PUBLISHING--1.5%
  Lee Enterprises, Inc.                                 33,900   $     879,281

INFORMATION SERVICES--3.3%
  The Dun & Bradstreet Corporation                      70,000   $   1,890,000

COMPUTER SERVICES--5.8%
  First Data Corporation                                80,000   $   1,880,000
  Electronic Data Systems Corporation                   45,000       1,493,438
                                                                 --------------
                                                                     3,373,438

DATA STORAGE--4.0%
  Imation Corp. (a)                                    125,000   $   2,312,500

MEDICAL PRODUCTS--3.1%
  Sybron International Corporation (a)                  93,000   $   1,778,625

AUTOMOTIVE--6.5%
  Chrysler Corporation                                  42,000   $   2,010,750
  Lear Corporation (a)                                  40,000       1,750,000
                                                                 --------------
                                                                     3,760,750

OTHER INDUSTRIAL GOODS & SERVICES--2.7%
  Premark International, Inc.                           56,500   $   1,585,531

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.    THE OAKMARK EQUITY AND INCOME
                                                                            FUND

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                                  SHARES HELD/
                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--57.4% (CONT.)

COMMERCIAL REAL ESTATE--6.2%
  Amli Residential Properties Trust                     90,000   $   1,918,125
  Catellus Development Corporation (a)                 127,728       1,660,464
                                                                 --------------
                                                                     3,578,589

DIVERSIFIED CONGLOMERATES--2.5%
  U.S. Industries, Inc.                                 94,000   $   1,415,875

  TOTAL COMMON STOCKS (COST: $30,820,268)                           33,136,287

FIXED INCOME--33.7%

PREFERRED STOCK--5.1%

BANKS & THRIFTS--5.1%
  BBC Capital Trust I, Preferred, 9.50%                 28,000   $     714,000
  Pennfed Capital Trust, Preferred, 8.90%               27,500         687,500
  PennFirst Capital Trust 1, Preferred,
     8.625%                                             70,000         673,750
  RBI Capital Trust I, Preferred, 9.10%                 42,500         430,312
  Fidelity Capital Trust I, Preferred, 8.375%           43,500         424,125
                                                                 --------------
                                                                     2,929,687
  TOTAL PREFERRED STOCK (COST: $2,970,738)                           2,929,687

CORPORATE BONDS--2.4%

AEROSPACE & AUTOMOTIVE--0.3%
  Coltec Industries, Inc., 9.75% due 4/1/2000         $150,000   $     157,687
  Coltec Industries, Inc., 9.75% due
     11/1/1999                                          25,000          26,188
                                                                 --------------
                                                                       183,875

BUILDING MATERIALS & CONSTRUCTION--0.3%
  USG Corporation, 9.25% due 9/15/2001,
     Senior Notes Series B                             150,000   $     160,313

UTILITIES--0.3%
  Midland Funding Corporation, 11.75% due
     7/23/2005                                         150,000   $     173,438

OTHER INDUSTRIAL GOODS & SERVICES--1.5%
  Scotsman Industries, Inc., 8.625% due
     12/15/2007, Senior Subordinated Note              565,000   $     560,762
  UCAR Global Enterprises Inc., 12.00% due
     1/15/2005, Senior Subordinated Note               300,000         304,500
                                                                 --------------
                                                                       865,262

  TOTAL CORPORATE BONDS (COST: $1,395,124)                           1,382,888

22
THE OAKMARK EQUITY AND INCOME FUND

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                               PRINCIPAL VALUE     MARKET VALUE
-------------------------------------------------------------------------------
FIXED INCOME--33.7% (CONT.)

GOVERNMENT AND AGENCY SECURITIES--26.2%

U.S. GOVERNMENT BONDS--25.7%
  United States Treasury Notes, 7.875% due
     11/15/2004                                     $6,000,000   $   7,107,720
  United States Treasury Notes, 7.50% due
     5/15/2002                                       6,000,000       6,616,140
  United States Treasury Notes, 6.25% due
     2/15/2007                                       1,000,000       1,122,490
                                                                 --------------
                                                                    14,846,350

U.S. GOVERNMENT AGENCIES--0.5%
  Federal Home Loan Bank, 6.405% due
     4/10/2001, Consolidated Bond                      300,000   $     311,895

  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $14,288,633)        15,158,245

  TOTAL FIXED INCOME (COST: $18,654,495)                            19,470,820

SHORT TERM INVESTMENTS--8.5%

COMMERCIAL PAPER--6.1%
  American Express Credit Corp., 5.27% due
     10/5/1998                                        $500,000   $     500,000
  Ford Motor Credit Corp., 5.55% due
     10/1/1998                                       1,500,000       1,500,000
  General Electric Capital Corporation, 5.70%
     due 10/1/1998                                   1,500,000       1,500,000
                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST: $3,500,000)                          3,500,000

REPURCHASE AGREEMENTS--2.4%
  State Street Repurchase Agreement, 5.30%
     due 10/1/1998                                  $1,390,000   $   1,390,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST: $1,390,000)                     1,390,000

  TOTAL SHORT TERM INVESTMENTS (COST: $4,890,000)                    4,890,000

  Total Investments (Cost $54,364,763)--99.6% (c)                $  57,497,107
  Other Assets In Excess Of Other Liabilities--0.4%                    248,748
                                                                 --------------

  TOTAL NET ASSETS--100%                                         $  57,745,855
                                                                 --------------
                                                                 --------------

          (a) Non-income producing security.
          (b) Represents foreign domiciled corporation.
          (c) At September 30, 1998, net unrealized appreciation of $3,132,344, for federal income tax purposes consisted of gross unrealized appreciation of $5,429,008 and gross unrealized depreciation of $2,296,664.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.    THE OAKMARK EQUITY AND INCOME
                                                                            FUND

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                  DESCRIPTION                                   SHARES HELD     MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3%

CONSUMER NON-DURABLES--5.7%
  Fila Holding S.p.A. (Italy),    Athletic Footwear Manufacturing
     (b)(e)                                                                       2,574,800   $   21,885,800
  Citizen Watch Co. (Japan)       Watch Manufacturer and Retailer                 3,166,000       21,438,086
                                                                                              --------------
                                                                                                  43,323,886

FOOD & BEVERAGE--10.1%
  Quilmes Industrial SA           Brewer
     (Argentina), (b)                                                             4,724,300   $   38,680,206
  Pernod Ricard (France)          Manufactures Wines, Spirits, & Fruit              228,579       16,837,894
                                    Juices
  Tate & Lyle PLC (Great          Sugar Producer & Distributor
     Britain)                                                                     2,665,700       14,774,171
  Lotte Chilsung Beverage         Manufacturer of Soft Drinks, Juices, &
     Company (Korea) (e)            Sport Drinks                                    123,000        3,095,452
  Lotte Confectionery Company     Confection Manufacturer
     (Korea)                                                                         65,270        2,933,219
                                                                                              --------------
                                                                                                  76,320,942

HOUSEHOLD PRODUCTS--1.6%
  Amway Japan Limited (Japan)     Marketing of Household Products                 1,630,300   $   11,934,409

RETAIL--1.2%
  Giordano International          East Asian Clothing Retailer &
     Limited (Hong Kong) (e)        Manufacturer                                 69,304,000   $    9,391,028

OTHER CONSUMER GOODS & SERVICES--6.8%
  Canon, Inc. (Japan)             Office and Video Equipment                      1,007,000   $   20,419,383
  Sankyo Company, Ltd. (Japan)    Pachinko Machine Manufacturer                   1,234,800       16,722,520
  Mandarin Oriental               Hotel Management
     International Limited
     (Singapore)                                                                 30,539,000       14,353,330
                                                                                              --------------
                                                                                                  51,495,233

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK INTERNATIONAL FUND

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                  DESCRIPTION                                   SHARES HELD     MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3% (CONT.)

BANKS--8.2%
  Uniao de Bancos Brasileiros     Major Brazilian Bank
     S.A. (Brazil), (c)                                                           1,834,900   $   24,771,150
  Banco Latinoamericano de        Multinational Bank
     Exportaciones, S.A.,
     Class E (Panama), (b)(e)                                                     1,316,500       21,146,282
  United Overseas Bank Ltd.,      Commercial Banking
     Foreign Shares
     (Singapore)                                                                  5,443,000       15,864,668
                                                                                              --------------
                                                                                                  61,782,100

OTHER FINANCIAL--3.4%
  Sedgwick Group plc (Great       Insurance Broker, Financial Services
     Britain)                                                                     7,510,000   $   25,343,973

MARKETING SERVICES--9.5%
  Cordiant Communications         Advertising Services
     Group plc (Great Britain)
     (e)                                                                         21,997,578   $   40,015,927
  Saatchi & Saatchi plc (Great    Advertising Services
     Britain), (e)                                                               17,757,578       31,699,125
                                                                                              --------------
                                                                                                  71,715,052

BROADCASTING & PUBLISHING--5.3%
  Singapore Press Holdings        Newspaper Publisher
     Ltd. (Singapore)                                                             2,740,000   $   22,725,119
  Europe 1 Communication          Television Production
     (France)                                                                        74,020       14,804,529
  Woongjin Publishing Company     Publisher
     (Korea) (e)                                                                    148,410        1,259,204
  South China Morning Post        Newspaper Publisher
     (Holdings) Ltd. (Hong
     Kong)                                                                        3,130,000        1,231,997
                                                                                              --------------
                                                                                                  40,020,849

TELECOMMUNICATIONS--2.8%
  Telesp Participacoes S.A.       Telecommunications
     (Brazil), (a)                                                              401,100,000   $    6,293,357
  Embratel Participacoes S.A.     Telecommunications
     (Brazil), (a)                                                              401,100,000        3,315,855
  SK Telecom Co. Ltd. (Korea)     Telecommunications                                 10,395        3,146,716
  Tele Centro Sul                 Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000        2,233,127
  Tele Norte Leste                Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000        2,030,115

28
THE OAKMARK INTERNATIONAL FUND

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                  DESCRIPTION                                   SHARES HELD     MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3% (CONT.)
TELECOMMUNICATIONS--2.8% (CONT.)
  Telesp Celular Participacoes    Telecommunications
     S.A. (Brazil), (a)                                                         401,100,000   $    1,691,763
  Tele Sudeste Celular            Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000          676,705
  Technology Resources            Telecommunications
     Industries Berhad
     (Malaysia)                                                                   1,485,000          472,855
  Tele Celular Sul                Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000          304,517
  Tele Centro Oeste Celular       Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000          213,162
  Telemig Celular                 Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000          179,327
  Tele Nordeste Celular           Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000          172,560
  Tele Leste Celular              Telecommunications
     Participacoes (Brazil),
     (a)                                                                        401,100,000          111,656
  Tele Norte Celular              Telecommunications
     Participacoes S.A.
     (Brazil), (a)                                                              401,100,000           84,588
  Telecomunicacoes Brasileiras    Telecommunications
     S.A. (Brazil)                                                              401,100,000           84,588
                                                                                              --------------
                                                                                                  21,010,891

AEROSPACE--6.0%
  Rolls-Royce plc (Great          Jet Engines
     Britain)                                                                     9,228,552   $   31,928,037
  Hong Kong Aircraft              Commercial Aircraft Overhaul &
     Engineering Company Ltd.       Maintenance
     (Hong Kong) (e)                                                             11,096,900       13,175,134
                                                                                              --------------
                                                                                                  45,103,171

AIRLINES--2.2%
  Qantas Airways Limited          International Airline
     (Australia)                                                                 10,798,714   $   16,828,789

OIL & NATURAL GAS--0.5%
  ISIS (France), (a)              Oil Services                                       57,000   $    3,867,995

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK INTERNATIONAL FUND

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                  DESCRIPTION                                   SHARES HELD     MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3% (CONT.)

CHEMICALS--6.7%
  Fernz Corporation Limited       Agricultural & Industrial Chemical
     (New Zealand) (e)              Producer                                     13,373,250   $   33,797,841
  European Vinyls Corporation     PVC Manufacturer
     International N.V.
     (Netherlands) (e)                                                            1,212,299       15,126,783
  Nagase & Co., Ltd. (Japan)      Chemical Wholesaler                               569,000        2,032,663
                                                                                              --------------
                                                                                                  50,957,287

COMPONENTS--3.4%
  Varitronix International        Liquid Crystal Displays
     Limited (Hong Kong)                                                         13,421,000   $   26,066,752

MACHINERY & METAL PROCESSING--2.2%
  Outokumpu Oyj (Finland)         Metal Producer                                  1,235,000   $   10,250,172
  The Rauma Group (Finland)       Pulp Machinery                                    544,300        6,155,423
                                                                                              --------------
                                                                                                  16,405,595

MINING AND BUILDING MATERIALS--0.7%
  Keumkang Ltd. (Korea) (e)       Building Materials                                560,460   $    4,956,792
  Asia Cement Manufacturing       Cement Producer
     Company Ltd. (Korea)                                                            10,500           42,581
                                                                                              --------------
                                                                                                   4,999,373

OTHER INDUSTRIAL GOODS & SERVICES--13.7%
  Tomkins plc (Great Britain)     Industrial Management Company                   9,065,000   $   42,496,931
  Chargeurs SA (France) (e)       Wool Production Holding Company                   524,387       25,752,067
  Kone Corporation, Class B       Elevators
     (Finland)                                                                      103,870       10,418,665
  Charter plc (Great Britain)     Welding Products Manufacturer                   1,884,100       10,250,102
  Groupe Legris Industries SA     European Crane Manufacturer
     (France)                                                                       217,815        9,720,341
  Dongah Tire Industry Company    Tire Manufacturer
     (Korea), (a)(e)                                                                166,290        4,603,390
                                                                                              --------------
                                                                                                 103,241,496

STEEL--2.9%
  USIMINAS (Brazil), (e)          Steel Production                                7,401,370   $   21,852,288
  Pohang Iron & Steel Company     Manufactures Steel Products
     Ltd. (Korea)                                                                    14,000          443,933
                                                                                              --------------
                                                                                                  22,296,221

30
THE OAKMARK INTERNATIONAL FUND

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                                                               SHARES HELD/
                                  DESCRIPTION                               PRINCIPAL VALUE     MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3% (CONT.)

DIVERSIFIED CONGLOMERATES--1.4%
  First Pacific Company Ltd.      Diversified Operations
     (Hong Kong)                                                                 19,948,000   $    5,856,610
  Tae Young Corporation           Heavy Construction
     (Korea) (e)                                                                    518,300        4,770,261
  Lamex Holdings Ltd. (Hong       Office Furniture Supplier
     Kong) (e)                                                                   14,040,000          322,517
                                                                                              --------------
                                                                                                  10,949,388

  TOTAL COMMON STOCKS (COST: $1,061,918,399)                                                     713,054,430

SHORT TERM INVESTMENTS--3.5%

COMMERCIAL PAPER--2.0%
  General Electric Capital Corporation, 5.70% due 10/1/1998                           $15,000,000   $   15,000,000
                                                                                                    --------------
  TOTAL COMMERCIAL PAPER (COST: $15,000,000)                                                            15,000,000

REPURCHASE AGREEMENTS--1.5%
  State Street Repurchase Agreement, 5.30% due 10/1/1998                              $11,121,000   $   11,121,000
                                                                                                    --------------
  TOTAL REPURCHASE AGREEMENTS (COST: $11,121,000)                                                       11,121,000

  TOTAL SHORT TERM INVESTMENTS (COST: $26,121,000)                                                      26,121,000

  Total Investments (Cost $1,088,039,399)--97.8% (f)                                                $  739,175,430
  Foreign Currencies (Proceeds $1,367,998)--0.2%                                                         1,367,813
  Other Assets In Excess Of Other Liabilities--2.0% (d)                                                 15,561,065
                                                                                                    --------------
  TOTAL NET ASSETS--100%                                                                            $  756,104,308
                                                                                                    --------------
                                                                                                    --------------

          (a) Non-income producing security.
          (b) Represents an American Depository Receipt.
          (c) Represents a Global Depository Receipt.
          (d) Includes portfolio and transaction hedges.
          (e) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
          (f) At September 30, 1998, net unrealized depreciation of $348,863,969, for federal income tax purposes consisted of gross unrealized appreciation of $42,503,436 and gross unrealized depreciation of $391,367,405.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK INTERNATIONAL FUND

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998
 ........................................................................

                                       DESCRIPTION                                   SHARES HELD     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.7%

CONSUMER NON-DURABLES--3.9%
  Royal Doulton plc (Great Britain)    Tableware and Giftware                            990,000   $   1,540,035
  Designer Textiles (NZ) Limited       Knit Fabrics
     (New Zealand) (c)                                                                 2,960,000         459,213
  Dickson Concepts International       Jewlery Wholesaler and Retailer
     Limited (Hong Kong)                                                                  20,000          15,615
                                                                                                   --------------
                                                                                                       2,014,863

FOOD & BEVERAGE--9.6%
  Matthew Clark plc (Great Britain)    Spirits & Drinks                                1,054,000   $   2,150,285
  Alaska Milk Corporation              Milk Producer
     (Philippines), (a)                                                               39,327,000       1,707,915
  Hite Brewery Company (Korea)         Brewer                                            165,010         761,722
  Souza Cruz S/A (Brazil)              Tobacco Products                                   55,000         347,969
                                                                                                   --------------
                                                                                                       4,967,891

RETAIL--11.3%
  Carpetright plc (Great Britain)      Carpet Retailer                                   650,000   $   2,375,889
  Daimon (Japan) (c)                   Liquor Retailer & Distributor                     657,700       1,516,602
  Paris Miki Inc. (Japan)              Optical Supplies Retailer                          85,100       1,140,024
  Giordano International Limited       East Asian Clothing Retailer &
     (Hong Kong)                         Manufacturer                                  3,112,000         421,691
  Jusco Stores Co., Limited (Hong      Department Stores
     Kong)                                                                             4,244,000         410,773
                                                                                                   --------------
                                                                                                       5,864,979

OTHER CONSUMER GOODS & SERVICES--6.5%
  Sanford Limited (New Zealand)        Fisheries                                       1,275,240   $   1,595,485
  CeWe Color Holding AG (Germany)      Photo Equipment & Supplies                          9,400       1,519,806
  CDL Hotels International Limited     Hotel Operator
     (Hong Kong)                                                                       1,072,000         246,252
                                                                                                   --------------
                                                                                                       3,361,543

BANKS--0.3%
  Shinhan Bank (Korea)                 Commercial Bank                                    47,764   $     110,931
  Kookmin Bank (Korea)                 Commercial Bank                                    11,351          27,587
                                                                                                   --------------
                                                                                                         138,518

OTHER FINANCIAL--11.0%
  Lambert Fenchurch Group plc          Insurance Broker
     (Great Britain)                                                                   1,411,000   $   2,470,805
  JCG Holdings Ltd. (Hong Kong)        Investment Holding Company                      9,461,000       1,709,348
  Ichiyoshi Securities (Japan)         Stock Broker                                    1,575,000       1,498,847
                                                                                                   --------------
                                                                                                       5,679,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  THE OAKMARK INTERNATIONAL SMALL
                                                                        CAP FUND

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                       DESCRIPTION                                   SHARES HELD     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.7% (CONT.)

COMPUTER SOFTWARE--7.5%
  Enix Corporation (Japan)             Entertainment Software                            129,100   $   2,778,478
  Koei (Japan)                         Computer Software                                 196,000       1,120,574
                                                                                                   --------------
                                                                                                       3,899,052

COMPUTER SYSTEMS--3.9%
  Solution 6 Holdings Limited          Systems Design & Consulting
     (Australia), (a)(c)                                                               4,150,893   $   1,992,286

MARKETING SERVICES--5.0%
  Cordiant Communications Group plc    Advertising Services
     (Great Britain)                                                                   1,428,500   $   2,598,593

BROADCASTING & PUBLISHING--5.2%
  Matichon Public Company Limited,     Newspaper Publisher
     Foreign Shares (Thailand) (c)                                                     2,038,900   $   1,801,468
  Woongjin Publishing Company          Publisher
     (Korea)                                                                             107,076         908,501
  Matichon Public Company Limited      Newspaper Publisher
     (Thailand)                                                                              600             505
                                                                                                   --------------
                                                                                                       2,710,474

TELECOMMUNICATIONS--0.5%
  SK Telecom Co. Ltd. (Korea)          Telecommunications                                    803   $     243,080

CHEMICALS--2.0%
  European Vinyls Corporation          PVC Manufacturer
     International N.V.
     (Netherlands)                                                                        83,100   $   1,036,902

MACHINERY & METAL PROCESSING--1.5%
  Denyo Co., Ltd. (Japan)              Welding Machines & Power Generators               184,000   $     793,353

MINING AND BUILDING MATERIALS--3.1%
  Parbury Limited (Australia) (c)      Building Products                              11,119,712   $   1,581,357

OTHER INDUSTRIAL GOODS & SERVICES--11.6%
  Elevadores Atlas, SA (Brazil)        Elevators                                         229,200   $   2,378,135
  Dongah Tire Industry Company         Tire Manufacturer
     (Korea), (a)                                                                         43,900       1,215,280
  Nishio Rent All Company (Japan)      Construction Equipment Rental                     163,900         995,842
  Yip's Hang Cheung Ltd. (Hong         Paint & Solvents
     Kong) (c)                                                                        24,724,000         845,532

36
THE OAKMARK INTERNATIONAL SMALL CAP FUND

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1998 CONT.
 ........................................................................

                                                                                    SHARES HELD/
                                       DESCRIPTION                               PRINCIPAL VALUE     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.7% (CONT.)
OTHER INDUSTRIAL GOODS & SERVICES--11.6% (CONT.)
  Groupe Legris Industries SA          European Crane Manufacturer
     (France)                                                                             12,800   $     571,220
                                                                                                   --------------
                                                                                                       6,006,009

PRODUCTION EQUIPMENT--3.9%
  NSC Groupe (France)                  Manufacturer of Textile Equipment                  11,532   $   1,637,191
  Skyjack Inc. (Canada), (a)           Producer of Elevating Platforms & Lifts            32,200         406,339
                                                                                                   --------------
                                                                                                       2,043,530

STEEL--4.3%
  Steel & Tube Holdings Ltd. (New      Produces and Distributes Steel
     Zealand)                                                                          2,995,400   $   2,023,714
  Pohang Iron & Steel Company Ltd.     Manufactures Steel Products
     (Korea)                                                                               6,580         208,649
                                                                                                   --------------
                                                                                                       2,232,363

DIVERSIFIED CONGLOMERATES--4.6%
  Haw Par Corporation Ltd.             Healthcare and Leisure Products
     (Singapore)                                                                       3,113,000   $   2,397,452

  TOTAL COMMON STOCKS (COST: $78,457,722)                                                             49,561,245

SHORT TERM INVESTMENTS--1.9%

REPURCHASE AGREEMENTS--1.9%
  State Street Repurchase Agreement,
     5.30% due 10/1/1998                                                                 $967,000   $     967,000
                                                                                                    --------------

  TOTAL REPURCHASE AGREEMENTS (COST: $967,000)                                                            967,000

  TOTAL SHORT TERM INVESTMENTS (COST: $967,000)                                                           967,000

  Total Investments (Cost $79,424,722)--97.6% (d)                                                   $  50,528,245
  Foreign Currencies (Proceeds $31,439)--0.1%                                                              31,436
  Other Assets In Excess Of Other Liabilities--2.3% (b)                                                 1,210,894
                                                                                                    --------------

  TOTAL NET ASSETS--100%                                                                            $  51,770,575
                                                                                                    --------------
                                                                                                    --------------

          (a) Non-income producing security.
          (b) Includes portfolio and transaction hedges.
          (c) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
          (d) At September 30, 1998, net unrealized depreciation of $28,896,477, for federal income tax purposes consisted of gross unrealized appreciation of $437,043 and gross unrealized depreciation of $29,333,520.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  THE OAKMARK INTERNATIONAL SMALL
                                                                        CAP FUND

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF ASSETS AND LIABILITIES--SEPTEMBER 30, 1998
        ........................................................................

                                     THE OAKMARK               THE OAKMARK
                                        FUND                   SELECT FUND
                              ------------------------- -------------------------
---------------------------------------------------------------------------------
ASSETS
   Investments, at market
     value                    $      6,888,618,717      $      1,231,272,537
                              (cost: $6,573,899,571)    (cost: $1,222,499,627)
   Cash                                     47,767                       652
   Foreign currency, at value                    0                         0
   Collateral for securities
     loaned, at value                            0               159,033,480
Receivable for:
   Forward foreign currency
     contracts                                   0                         0
   Securities sold                      23,602,941                   467,123
   Fund shares sold                      9,105,820                 2,884,796
   Dividends and interest               17,548,208                   750,119
                              ------------------------- -------------------------
   Total receivables                    50,256,969                 4,102,038
   Other assets                             37,203                     8,444
                              ------------------------- -------------------------
   Total assets               $      6,938,960,656      $      1,394,417,151
                              ------------------------- -------------------------
                              ------------------------- -------------------------
 .................................................................................
LIABILITIES AND NET ASSETS
   Payable for:
   Collateral for securities
     loaned, at value         $                  0      $        159,033,480
   Securities purchased                          0                 4,837,276
   Fund shares redeemed                  7,227,480                 1,045,502
   Due to adviser                        5,290,462                   957,981
   Forward foreign currency
     contracts                                   0                         0
   Other                                 2,484,832                   648,526
                              ------------------------- -------------------------
   Total liabilities                    15,002,774               166,522,765
                              ------------------------- -------------------------
   Net assets applicable to
     fund shares outstanding  $      6,923,957,882      $      1,227,894,386
                              ------------------------- -------------------------
                              ------------------------- -------------------------
   Fund shares outstanding             206,454,614                73,251,709
                              ------------------------- -------------------------
                              ------------------------- -------------------------
 .................................................................................
PRICE OF SHARES
   Net asset value per share  $              33.54      $              16.76
                              ------------------------- -------------------------
                              ------------------------- -------------------------
 .................................................................................
ANALYSIS OF NET ASSETS
   Paid in capital            $      6,156,111,515      $      1,149,816,590
   Accumulated undistributed
     net realized gain (loss)
     on sale of investments,
     forward contracts and
     foreign currency exchange
     transactions                      375,272,768                67,603,248
   Net unrealized appreciation
     (depreciation) of
     investments                       314,719,146                 8,772,910
   Net unrealized appreciation
     (depreciation) of foreign
     currency portfolio hedges                    0                        0
   Net unrealized appreciation
     (depreciation)--other                       0                         0
   Accumulated undistributed
     net investment income
     (loss)                             77,854,453                 1,701,638
                              ------------------------- -------------------------
   Net assets applicable to
     Fund shares outstanding  $      6,923,957,882      $      1,227,894,386
                              ------------------------- -------------------------
                              ------------------------- -------------------------

38 THE OAKMARK FAMILY OF FUNDS

 ......................................................................

                                     THE OAKMARK               THE OAKMARK               THE OAKMARK
                                      SMALL CAP                EQUITY AND               INTERNATIONAL
                                        FUND                   INCOME FUND                  FUND
                              ------------------------- ------------------------- -------------------------
-----------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at market
     value                    $        616,231,232      $         57,497,107      $        739,175,430
                               (cost: $682,325,649)       (cost: $54,364,763)     (cost: $1,088,039,399)
   Cash                                  1,013,396                       585                       601
   Foreign currency, at value                    0                         0                 1,367,813
   Collateral for securities
     loaned, at value                   26,009,161                 1,759,177                73,675,393
Receivable for:
   Forward foreign currency
     contracts                                   0                         0                 2,446,315
   Securities sold                      12,674,906                         0                15,095,665
   Fund shares sold                      1,033,409                    15,175                   203,924
   Dividends and interest                  532,476                   461,512                 5,128,670
                              ------------------------- ------------------------- -------------------------
   Total receivables                    14,240,791                   476,687                22,874,574
   Other assets                              8,548                     3,274                     5,399
                              ------------------------- ------------------------- -------------------------
   Total assets               $        657,503,128      $         59,736,830      $        837,099,210
                              ------------------------- ------------------------- -------------------------
                              ------------------------- ------------------------- -------------------------
 ...........................................................................................................
LIABILITIES AND NET ASSETS
   Payable for:
   Collateral for securities
     loaned, at value         $         26,009,161      $          1,759,177      $         73,675,393
   Securities purchased                 11,122,483                         0                         0
   Fund shares redeemed                  1,436,217                   135,567                 2,048,641
   Due to adviser                          670,322                    34,324                   683,804
   Forward foreign currency
     contracts                                   0                         0                 3,977,540
   Other                                   270,183                    61,907                   609,524
                              ------------------------- ------------------------- -------------------------
   Total liabilities                    39,508,366                 1,990,975                80,994,902
                              ------------------------- ------------------------- -------------------------
   Net assets applicable to
     fund shares outstanding  $        617,994,762      $         57,745,855      $        756,104,308
                              ------------------------- ------------------------- -------------------------
                              ------------------------- ------------------------- -------------------------
   Fund shares outstanding              48,938,247                 4,127,329                72,552,725
                              ------------------------- ------------------------- -------------------------
                              ------------------------- ------------------------- -------------------------
 ...........................................................................................................
PRICE OF SHARES
   Net asset value per share  $              12.63      $              13.99      $              10.42
                              ------------------------- ------------------------- -------------------------
                              ------------------------- ------------------------- -------------------------
 ...........................................................................................................
ANALYSIS OF NET ASSETS
   Paid in capital            $        684,807,280      $         52,589,935      $      1,015,075,572
   Accumulated undistributed
     net realized gain (loss)
     on sale of investments,
     forward contracts and
     foreign currency exchange
     transactions                        6,202,400                 1,002,213                52,470,799
   Net unrealized appreciation
     (depreciation) of
     investments                       (66,094,417)                3,132,344              (348,864,154)
   Net unrealized appreciation
     (depreciation) of foreign
     currency portfolio hedges                    0                        0                (1,515,552)
   Net unrealized appreciation
     (depreciation)--other                       0                         0                   198,784
   Accumulated undistributed
     net investment income
     (loss)                             (6,920,501)                1,021,363                38,738,859
                              ------------------------- ------------------------- -------------------------
   Net assets applicable to
     Fund shares outstanding  $        617,994,762      $         57,745,855      $        756,104,308
                              ------------------------- ------------------------- -------------------------
                              ------------------------- ------------------------- -------------------------

                                       THE OAKMARK
                                      INTERNATIONAL
                                     SMALL CAP FUND
                              ------------------------- -------------------------
                                -------------------------
------------------------------
ASSETS
   Investments, at market
     value                      $         50,528,245
                                  (cost: $79,424,722)
   Cash                                          940
   Foreign currency, at value                 31,436
   Collateral for securities
     loaned, at value                      3,218,851
Receivable for:
   Forward foreign currency
     contracts                                 1,877
   Securities sold                         1,087,279
   Fund shares sold                           24,414
   Dividends and interest                    512,069
                                -------------------------
   Total receivables                       1,625,639
   Other assets                                3,350
                                -------------------------
   Total assets                 $         55,408,461
                                -------------------------
                                -------------------------
 ..............................
LIABILITIES AND NET ASSETS
   Payable for:
   Collateral for securities
     loaned, at value           $          3,218,851
   Securities purchased                            0
   Fund shares redeemed                       34,598
   Due to adviser                             58,195
   Forward foreign currency
     contracts                               179,274
   Other                                     146,968
                                -------------------------
   Total liabilities                       3,637,886
                                -------------------------
   Net assets applicable to
     fund shares outstanding    $         51,770,575
                                -------------------------
                                -------------------------
   Fund shares outstanding                 7,514,807
                                -------------------------
                                -------------------------
 ..............................
PRICE OF SHARES
   Net asset value per share    $               6.89
                                -------------------------
                                -------------------------
 ..............................
ANALYSIS OF NET ASSETS
   Paid in capital              $         80,845,737
   Accumulated undistributed
     net realized gain (loss)
     on sale of investments,
     forward contracts and
     foreign currency exchange
     transactions                         (1,634,583)
   Net unrealized appreciation
     (depreciation) of
     investments                         (28,896,480)
   Net unrealized appreciation
     (depreciation) of foreign
     currency portfolio hedges              (179,057)
   Net unrealized appreciation
     (depreciation)--other                     5,883
   Accumulated undistributed
     net investment income
     (loss)                                1,629,075
                                -------------------------
   Net assets applicable to
     Fund shares outstanding    $         51,770,575
                                -------------------------
                                -------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 39

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF OPERATIONS--YEAR ENDED SEPTEMBER 30, 1998
        ........................................................................

                                                                       THE OAKMARK
                                         THE OAKMARK                     SELECT
                                            FUND                          FUND
                                  -------------------------     -------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                      $        132,309,356          $         10,572,619
   Interest Income                          47,671,926                     5,735,556
   Securities lending income                         0                       109,602
   Foreign taxes withheld                   (1,820,235)                     (169,788)
                                  -------------------------     -------------------------
     Total investment income               178,161,047                    16,247,989
 .........................................................................................
EXPENSES:
   Investment advisory fee                  72,196,251                    11,525,158
   Transfer and dividend
     disbursing agent fees                   4,376,441                     1,063,152
   Other shareholder servicing
     fees                                    3,387,013                       764,027
   Reports to shareholders                   1,664,357                       318,511
   Custody and accounting fees                 868,661                       178,446
   Registration and blue sky
     expenses                                  673,806                       335,384
   Trustees fees                                90,748                        30,422
   Legal fees                                   58,259                        19,206
   Audit fees                                   27,925                        20,999
   Other                                       343,480                        46,872
                                  -------------------------     -------------------------
     Total expenses                         83,686,941                    14,302,177
     Expense offset
       arrangements                             (6,489)                       (2,712)
                                  -------------------------     -------------------------
   Net expenses                             83,680,452                    14,299,465
                                  -------------------------     -------------------------
 .........................................................................................
NET INVESTMENT INCOME (LOSS):               94,480,595                     1,948,524
 .........................................................................................
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
     Net realized gain (loss)
       on investments                    1,258,937,339                    69,415,172
     Net realized gain (loss)
       on foreign currency
       transactions                             (8,898)                            0
     Net change in unrealized
       appreciation
       (depreciation) of
       investments and foreign
       currencies                       (1,704,966,868)                  (78,902,257)
     Net change in
       appreciation of forward
       currency exchange
       contracts                                     0                             0
     Net change in
       appreciation
       (depreciation)--other                         0                             0
                                  -------------------------     -------------------------
 .........................................................................................
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY
   TRANSACTIONS:                          (446,038,427)                   (9,487,085)
                                  -------------------------     -------------------------
 .........................................................................................
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS      $       (351,557,832)         $         (7,538,561)
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

40 THE OAKMARK FAMILY OF FUNDS

 ......................................................................

                                         THE OAKMARK                   THE OAKMARK                   THE OAKMARK
                                          SMALL CAP                    EQUITY AND                   INTERNATIONAL
                                            FUND                       INCOME FUND                      FUND
                                  -------------------------     -------------------------     -------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                      $          8,702,112          $            737,103          $         38,964,663
   Interest Income                           3,864,378                     1,064,634                     2,761,336
   Securities lending income                   434,864                         5,635                     1,625,921
   Foreign taxes withheld                            0                        (1,560)                   (3,542,574)
                                  -------------------------     -------------------------     -------------------------
     Total investment income                13,001,354                     1,805,812                    39,809,346
 .......................................................................................................................
EXPENSES:
   Investment advisory fee                  15,863,707                       359,708                    12,623,371
   Transfer and dividend
     disbursing agent fees                     780,579                        95,816                       967,291
   Other shareholder servicing
     fees                                      700,403                        12,676                       580,069
   Reports to shareholders                     301,533                        20,847                       335,053
   Custody and accounting fees                 179,707                        49,662                     1,350,813
   Registration and blue sky
     expenses                                   55,750                        43,519                        53,679
   Trustees fees                                30,535                        18,442                        27,749
   Legal fees                                   20,157                        11,337                        17,726
   Audit fees                                   21,041                        19,544                        26,722
   Other                                        56,482                         7,909                       123,111
                                  -------------------------     -------------------------     -------------------------
     Total expenses                         18,009,894                       639,460                    16,105,584
     Expense offset
       arrangements                            (48,678)                         (212)                     (105,661)
                                  -------------------------     -------------------------     -------------------------
   Net expenses                             17,961,216                       639,248                    15,999,923
                                  -------------------------     -------------------------     -------------------------
 .......................................................................................................................
NET INVESTMENT INCOME (LOSS):               (4,959,862)                    1,166,564                    23,809,423
 .......................................................................................................................
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
     Net realized gain (loss)
       on investments                      124,757,914                     1,578,730                    86,532,713
     Net realized gain (loss)
       on foreign currency
       transactions                                  0                             0                    (3,890,444)
     Net change in unrealized
       appreciation
       (depreciation) of
       investments and foreign
       currencies                         (374,056,372)                   (2,325,892)                 (502,914,491)
     Net change in
       appreciation of forward
       currency exchange
       contracts                                     0                             0                    (2,045,738)
     Net change in
       appreciation
       (depreciation)--other                         0                             0                       195,384
                                  -------------------------     -------------------------     -------------------------
 .......................................................................................................................
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY
   TRANSACTIONS:                          (249,298,458)                     (747,162)                 (422,122,576)
                                  -------------------------     -------------------------     -------------------------
 .......................................................................................................................
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS      $       (254,258,320)         $            419,402          $       (398,313,153)
                                  -------------------------     -------------------------     -------------------------
                                  -------------------------     -------------------------     -------------------------

                                       THE OAKMARK
                                      INTERNATIONAL
                                     SMALL CAP FUND
                                  -------------------------     ------------------
                                -------------------------
------------------------------
INVESTMENT INCOME:
   Dividends                    $          2,777,457
   Interest Income                           214,453
   Securities lending income                   7,556
   Foreign taxes withheld                   (304,967)
                                -------------------------
     Total investment income               2,694,499
 ..............................
EXPENSES:
   Investment advisory fee                   827,611
   Transfer and dividend
     disbursing agent fees                   112,828
   Other shareholder servicing
     fees                                     27,531
   Reports to shareholders                    31,378
   Custody and accounting fees               176,922
   Registration and blue sky
     expenses                                 35,377
   Trustees fees                              18,433
   Legal fees                                 12,111
   Audit fees                                 24,144
   Other                                      13,299
                                -------------------------
     Total expenses                        1,279,634
     Expense offset
       arrangements                             (292)
                                -------------------------
   Net expenses                            1,279,342
                                -------------------------
 ..............................
NET INVESTMENT INCOME (LOSS):              1,415,157
 ..............................
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
     Net realized gain (loss)
       on investments                        (96,290)
     Net realized gain (loss)
       on foreign currency
       transactions                         (162,499)
     Net change in unrealized
       appreciation
       (depreciation) of
       investments and foreign
       currencies                        (27,728,327)
     Net change in
       appreciation of forward
       currency exchange
       contracts                            (179,057)
     Net change in
       appreciation
       (depreciation)--other                   2,414
                                -------------------------
 ..............................
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY
   TRANSACTIONS:                         (28,163,759)
                                -------------------------
 ..............................
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS    $        (26,748,602)
                                -------------------------
                                -------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 41

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1998
        ........................................................................

                                                     THE OAKMARK FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $         94,480,595          $         55,858,346
   Net realized gain on sale
     of investments                      1,258,937,339                   239,442,987
   Net realized gain (loss) on
     foreign currency
     transactions                               (8,898)                       (2,673)
   Net change in unrealized
     appreciation                       (1,704,966,868)                1,231,138,352
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS                      (351,557,832)                1,526,437,012
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM (1):
   Net investment income                   (66,321,023)                  (41,659,757)
   Net realized short-term
     gain                                  (25,210,618)                  (13,947,126)
   Net realized long-term gain          (1,098,260,243)                 (212,039,549)
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                       (1,189,791,884)                 (267,646,432)
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold             2,836,315,983                 2,107,074,877
   Reinvestment of dividends
     and capital gain
     distributions                       1,133,761,068                   256,384,877
   Payments for shares
     redeemed                           (2,119,718,081)                 (941,237,366)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                        1,850,358,970                 1,422,222,388
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE IN NET ASSETS               309,009,254                 2,681,012,968
   NET ASSETS:
   Beginning of period                   6,614,948,628                 3,933,935,660
                                  -------------------------     -------------------------
   End of period                  $      6,923,957,882          $      6,614,948,628
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $         77,854,452          $         49,694,881
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                        0.3996                        0.3441
   Net realized short-term
     gain                                       0.1519                        0.1152
   Net realized long-term gain                  5.8556                        1.7514
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             6.4071          $             2.2107

42 THE OAKMARK FAMILY OF FUNDS

 ......................................................................

                                               THE OAKMARK SELECT FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $          1,948,524          $           (246,886)
   Net realized gain on sale
     of investments                         69,415,172                     5,070,435
   Net realized gain (loss) on
     foreign currency
     transactions                                    0                             0
   Net change in unrealized
     appreciation                          (78,902,257)                   87,675,167
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS                        (7,538,561)                   92,498,716
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM (1):
   Net investment income                             0                             0
   Net realized short-term
     gain                                   (6,882,359)                            0
   Net realized long-term gain                      --                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                           (6,882,359)                            0
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold             1,440,695,723                   571,117,746
   Reinvestment of dividends
     and capital gain
     distributions                           6,568,333                             0
   Payments for shares
     redeemed                             (719,123,322)                 (149,441,890)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                          728,140,734                   421,675,856
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE IN NET ASSETS               713,719,814                   514,174,572
   NET ASSETS:
   Beginning of period                     514,174,572                             0
                                  -------------------------     -------------------------
   End of period                  $      1,227,894,386          $        514,174,572
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $          1,701,638          $           (246,886)
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                             0                             0
   Net realized short-term
     gain                                       0.1678                             0
   Net realized long-term gain                       0                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             0.1678          $                  0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 43

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1998 CONT.
        ........................................................................

                                              THE OAKMARK SMALL CAP FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $         (4,959,862)         $         (1,684,439)
   Net realized gain on sale
     of investments                        124,757,914                    46,501,798
   Net realized gain (loss) on
     foreign currency
     transactions                                    0                             0
   Net change in unrealized
     appreciation                         (374,056,372)                  287,859,202
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS                      (254,258,320)                  332,676,561
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM: (1)
   Net investment income                             0                             0
   Net realized short-term
     gain                                  (35,041,133)                            0
   Net realized long-term gain            (129,772,888)                            0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                         (164,814,021)                            0
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold               416,817,749                 1,289,718,462
   Reinvestment of dividends
     and capital gain
     distributions                         156,645,973                             0
   Payments for shares
     redeemed                           (1,049,792,259)                 (327,419,790)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                         (476,328,537)                  962,298,672
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE IN NET ASSETS              (895,400,878)                1,294,975,233
   NET ASSETS:
   Beginning of period                   1,513,395,640                   218,420,407
                                  -------------------------     -------------------------
   End of period                  $        617,994,762          $      1,513,395,640
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $         (6,920,502)         $         (1,960,639)
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                             0                             0
   Net realized short-term
     gain                                       0.4738                             0
   Net realized long-term gain                  2.3874                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             2.8612          $                  0

44 THE OAKMARK FAMILY OF FUNDS

 ......................................................................


                                           THE OAKMARK EQUITY AND INCOME FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $          1,166,564          $            471,744
   Net realized gain on sale
     of investments                          1,578,730                       904,824
   Net realized gain (loss) on
     foreign currency
     transactions                                    0                             0
   Net change in unrealized
     appreciation                           (2,325,892)                    4,554,518
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS                           419,402                     5,931,086
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM: (1)
   Net investment income                      (594,007)                     (148,466)
   Net realized short-term
     gain                                     (882,071)                     (162,188)
   Net realized long-term gain                (599,021)                            0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                           (2,075,099)                     (310,654)
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                43,125,943                    24,903,007
   Reinvestment of dividends
     and capital gain
     distributions                           1,964,129                       288,850
   Payments for shares
     redeemed                              (19,151,033)                  (11,148,702)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                           25,939,039                    14,043,155
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE IN NET ASSETS                24,283,342                    19,663,587
   NET ASSETS:
   Beginning of period                      33,462,513                    13,798,926
                                  -------------------------     -------------------------
   End of period                  $         57,745,855          $         33,462,513
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $          1,021,363          $            448,806
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                        0.2359                        0.1202
   Net realized short-term
     gain                                       0.3503                        0.1311
   Net realized long-term gain                  0.2379                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             0.8241          $             0.2513

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 45

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1998 CONT.
        ........................................................................

                                             THE OAKMARK INTERNATIONAL FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $         23,809,423          $         27,666,383
   Net realized gain on sale
     of investments                         86,532,713                   217,090,057
   Net realized gain (loss) on
     foreign currency
     transactions                           (3,890,444)                   17,724,883
   Net change in unrealized
     appreciation
     (depreciation)                       (502,914,491)                   70,717,122
   Net change in unrealized
     appreciation
     (depreciation) of forward
     currency exchange
     contracts                              (2,045,738)                    3,426,674
   Net change in unrealized
     appreciation
     (depreciation)--other                     195,384                       197,532
                                  -------------------------     -------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS FROM
     OPERATIONS                           (398,313,153)                  336,822,651
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM: (1)
   Net investment income                   (46,460,573)                  (12,477,945)
   Net realized short-term
     gain                                  (57,985,224)                            0
   Net realized long-term gain            (173,099,244)                            0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                         (277,545,041)                  (12,477,945)
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold               482,976,228                   710,447,882
   Reinvestment of dividends
     and capital gain
     distributions                         263,415,429                    11,903,359
   Payments for shares
     redeemed                             (961,776,686)                 (572,115,610)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                         (215,385,029)                  150,235,631
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             (891,243,223)                  474,580,337
   NET ASSETS:
   Beginning of period                   1,647,347,531                 1,172,767,194
                                  -------------------------     -------------------------
   End of period                  $        756,104,308          $      1,647,347,531
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $         38,738,859          $         61,390,009
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                        0.5758                        0.1617
   Net realized short-term
     gain                                       0.7186                             0
   Net realized long-term gain                  2.1453                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             3.4397          $             0.1617

46 THE OAKMARK FAMILY OF FUNDS

 ......................................................................

                                        THE OAKMARK INTERNATIONAL SMALL CAP FUND
                                  -------------------------------------------------------
                                         YEAR ENDED                ELEVEN MONTHS ENDED
                                     SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income          $          1,415,157          $            646,048
   Net realized gain on sale
     of investments                            (96,290)                    6,250,624
   Net realized gain (loss) on
     foreign currency
     transactions                             (162,499)                     (232,740)
   Net change in unrealized
     appreciation
     (depreciation)                        (27,728,327)                   (1,464,546)
   Net change in unrealized
     appreciation
     (depreciation) of forward
     currency exchange
     contracts                                (179,057)                            0
   Net change in unrealized
     appreciation
     (depreciation)--other                       2,414                         5,257
                                  -------------------------     -------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS FROM
     OPERATIONS                            (26,748,602)                    5,204,643
 .........................................................................................
DISTRIBUTION TO SHAREHOLDERS
   FROM: (1)
   Net investment income                      (308,015)                     (279,216)
   Net realized short-term
     gain                                   (3,477,982)                   (1,285,114)
   Net realized long-term gain              (3,890,139)                            0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                           (7,676,136)                   (1,564,330)
 .........................................................................................
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                77,339,314                    63,012,100
   Reinvestment of dividends
     and capital gain
     distributions                           7,427,846                     1,523,977
   Payments for shares
     redeemed                              (64,544,647)                  (41,955,631)
                                  -------------------------     -------------------------
   NET INCREASE IN NET ASSETS
     FROM FUND SHARE
     TRANSACTIONS                           20,222,513                    22,580,446
                                  -------------------------     -------------------------
 .........................................................................................
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                              (14,202,225)                   26,220,759
   NET ASSETS:
   Beginning of period                      65,972,800                    39,752,041
                                  -------------------------     -------------------------
   End of period                  $         51,770,575          $         65,972,800
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------
   Undistributed net
     investment income            $          1,629,074          $            521,933
                                  -------------------------     -------------------------
                                  -------------------------     -------------------------

(1) DISTRIBUTIONS PER SHARE:
   Net investment income                        0.0559                        0.0777
   Net realized short-term
     gain                                       0.6312                        0.3581
   Net realized long-term gain                  0.7060                             0
                                  -------------------------     -------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                 $             1.3931          $             0.4358

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 47

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS
 ........................................................................

1. SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of The Oakmark Fund ("Oakmark"), The Oakmark Select Fund ("Select"), The Oakmark Small Cap Fund ("Small Cap"), The Oakmark Equity and Income Fund ("Equity and Income"), The Oakmark International Fund ("International"), and The Oakmark International Small Cap Fund ("Int'l Small Cap") collectively referred to as "the Funds", each a series of the Harris Associates Investment Trust (a Massachusetts business trust). These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION--
Investments are stated at current value. Securities traded on securities exchanges and securities traded on the NASDAQ National Market are valued at the last sales price on the day of valuation, or if lacking any reported sales that day, at the most recent bid quotation. Over-the-counter securities not so traded are valued at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the date of valuation are valued on an amortized cost basis which approximates market value. Securities for which quotations are not readily available are valued at a fair value as determined by the Trustees.

FOREIGN CURRENCY TRANSLATIONS--
Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

Net realized gains on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from the portfolio and transaction hedges.

At September 30, 1998, only the International and Int'l Small Cap Funds had foreign currency transactions. Net unrealized appreciation (depreciation)-other includes the following components:

                                                INTERNATIONAL
                                  INTERNATIONAL SMALL CAP
----------------------------------------------------------
Unrealized appreciation on
   dividends and dividend
   reclaims receivable            $238,449      $ 12,428
Unrealized depreciation on
   open securities purchases
   and sales                       (17,431)       (6,912)
Unrealized appreciation
   (depreciation) on
   transaction hedge purchases
   and sales                       (15,673)        1,660
Unrealized depreciation on tax
   expense payable                  (6,561)       (1,293)
                                  ---------     ----------
   Net Unrealized Appreciation
      - Other                     $198,784      $  5,883
                                  ---------     ----------
                                  ---------     ----------

SECURITY TRANSACTIONS AND INVESTMENT INCOME--
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

FORWARD FOREIGN CURRENCY CONTRACTS--
At September 30, 1998, International and Int'l Small Cap had entered into forward foreign currency contracts under which they are obligated to exchange currencies at specified future dates. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions.

48
THE OAKMARK FAMILY OF FUNDS

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

The International Fund had the following outstanding contracts at September 30, 1998:

PORTFOLIO HEDGES--

                                                                                              UNREALIZED
                                                                                             APPRECIATION
                                                                                           (DEPRECIATION) AT
US DOLLARS PURCHASED             FOREIGN CURRENCY SOLD               SETTLEMENT DATE      SEPTEMBER 30, 1998
-------------------------------------------------------------------------------------------------------------
     $25,000,000              31,235,000   Brazilian Real          January 1998               $ 1,310,201
      20,000,000              24,992,000   Brazilian Real          January 1998                 1,112,769
      30,654,500              18,500,000   Pound Sterling          October 1998                  (753,068)
      37,289,250              22,500,000   Pound Sterling          November 1998                 (894,688)
      14,801,400               9,000,000   Pound Sterling          November 1998                 (466,449)
      14,794,200               9,000,000   Pound Sterling          November 1998                 (473,649)
      14,607,000               9,000,000   Pound Sterling          November 1998                 (658,415)
      14,233,120               8,800,000   Pound Sterling          November 1998                 (692,253)
                                                                                          -------------------
                                                                                              $(1,515,552)
                                                                                          -------------------
                                                                                          -------------------

TRANSACTION HEDGES: FOREIGN CURRENCY SALES--

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                                                             (DEPRECIATION) AT
US DOLLARS PURCHASED              FOREIGN CURRENCY SOLD                SETTLEMENT DATE      SEPTEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------
      $3,738,928              20,963,421   French Franc              October 1998                $   (4,674)
       3,143,545               1,865,827   Pound Sterling            October 1998                   (28,545)
       1,594,391                 933,429   Pound Sterling            October 1998                     7,468
       3,223,084               1,886,499   Pound Sterling            October 1998                    15,848
       1,844,181               1,087,820   Pound Sterling            October 1998                    (5,221)
         472,144                 278,043   Pound Sterling            October 1998                      (556)
          14,664              20,353,856   South Korean Won          October 1998                        29
          24,850                  49,700   New Zealand Dollar        October 1998                       (22)
                                                                                                 ----------
                                                                                                 $  (15,673)
                                                                                                 ----------
                                                                                                 ----------

The Int'l Small Cap Fund had the following outstanding contracts:

PORTFOLIO HEDGES--

                                                                                              UNREALIZED
                                                                                             APPRECIATION
                                                                                           (DEPRECIATION) AT
US DOLLARS PURCHASED             FOREIGN CURRENCY SOLD               SETTLEMENT DATE      SEPTEMBER 30, 1998
-------------------------------------------------------------------------------------------------------------
      $7,456,500               4,500,000   Pound Sterling          November 1998               $ (179,057)
                                                                                               ----------
                                                                                               ----------

TRANSACTION HEDGES: FOREIGN CURRENCY SALES--

                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
                                                                                                (DEPRECIATION) AT
US DOLLARS PURCHASED               FOREIGN CURRENCY SOLD                  SETTLEMENT DATE      SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------------------------------
       $ 36,402                    55,680   Canadian Dollar            October 1998                   $  (99)
        441,298                   259,480   Pound Sterling             October 1998                      156
        214,840                   125,748   Pound Sterling             October 1998                    1,057
          7,541                 1,025,913   Japanese Yen               October 1998                       31
         60,660                 8,252,168   Japanese Yen               October 1998                      251
         92,447                12,576,472   Japanese Yen               October 1998                      382
        131,033                   262,066   New Zealand Dollar         October 1998                     (118)
                                                                                                      ------
                                                                                                      $1,660
                                                                                                      ------
                                                                                                      ------

At September 30, 1998, International and Int'l Small Cap Funds each had sufficient cash and/or securities to cover any commitments under these contracts.

                                                     THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (CONT.)
 ........................................................................

SECURITIES LENDING--
Each Fund except The Oakmark Fund may lend portfolio securities to broker-dealers and banks.

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Funds receive income from lending securities by investing the collateral and continue to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities, in which case the lending Fund could incur a loss. The market values (in thousands) of securities on loan to broker-dealers at September 30, 1998 are shown below.

                                                                                   INT'L
                                               SMALL      EQUITY &                 SMALL
                                   SELECT       CAP        INCOME     INTERNATIONAL   CAP
------------------------------------------------------------------------------------------
Market Value of Securities
   Loaned                         $153,993    $24,519     $ 1,696     $67,416     $ 2,988
Collateral (Cash and U.S.
   Treasuries)                     159,033     26,009       1,759      73,675       3,219

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--
No provision is made for Federal income taxes since the Funds elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law.

The Funds hereby designate the following long term capital gain distributions for purposes of the dividends received deduction (in thousands):

                                                                                               INT'L
                                                           SMALL      EQUITY &                 SMALL
                                  OAKMARK      SELECT       CAP        INCOME     INTERNATIONAL   CAP
------------------------------------------------------------------------------------------------------
Long Term Capital Gain            $1,111,813  $ 67,892    $124,758    $ 1,111     $23,108     $  0

BANK LOANS--
The Funds have two unsecured lines of credit with a syndication of banks. One line of credit is a committed line of $350 million and the other is an uncommitted line of $250 million. Borrowings under this arrangement bear interest at .50% above the Federal Funds Effective Rate. As of September 30, 1998, there were no outstanding borrowings.

2. TRANSACTIONS WITH AFFILIATES
Each fund has an investment advisory agreement with Harris Associates L.P. (Adviser). For management services and facilities furnished, the Funds pay the Adviser monthly fees at annual rates as follows. Oakmark pays 1% on the first $2.5 billion of net assets, .95% on the next $1.25 billion of net assets, .90% on the next $1.25 billion of net assets and .85% on the excess of $5 billion of net assets. International pays 1% on the first $2.5 billion of net assets, .95% on the next $2.5 billion of net assets and .90% on the excess of $5 billion of net assets. Select pays 1% on the first $1 billion and .95% on the next $500 million, .90% on the next $500 million, .85% on the next $500 million and .80% on the excess of $2.5 million of net assets. Small Cap pays 1.25% on the first $1 billion of net assets, 1.15% on the next $500 million, 1.10% on the next $500 million, 1.05% on the next $500 million, and 1% on the excess of $2.5 billion. Equity and Income pays .75% of net assets and Int'l Small Cap pays 1.25% of net assets. Each fee is calculated on the total net assets as determined at the end of each preceding calendar month. Beginning October 1, 1998, additional breakpoints will be as follows: Oakmark will pay .80% on net assets in excess of $10 billion and Select will pay .75% on excess of $5 billion of net assets. The Adviser has voluntarily agreed to reimburse the Funds to the extent that annual expenses, excluding certain expenses, exceed 1.5% for domestic funds and 2.0% for international funds.

In connection with the organization of the Funds, expenses of approximately $146,500 and $47,000 were advanced to Oakmark and International, approximately $7,283 each to Small Cap, Equity and Income and Int'l Small Cap, and $3,500 to Select by the Adviser. These expenses are being amortized on a straight line basis through October, 2000 for Small Cap, Equity and Income and Int'l Small Cap, and October, 2001 for Select. Oakmark and International have fully amortized all organization expenses.

During the year ended September 30, 1998, the Funds incurred brokerage commissions of $7,658,348, $2,399,359, $1,956,260, $66,195, $4,295,208 and
$384,909 of which $2,068,690, $589,570, $193,708, $41,979, $0, and $0 were paid by Oakmark, Select, Small Cap, Equity and Income, International and Int'l Small Cap, respectively, to an affiliate of the Adviser.

50
THE OAKMARK FAMILY OF FUNDS

3. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund shares as shown in the Statement of Changes in Net Assets are in respect of the following number of shares (in thousands):

                                                            YEAR ENDED SEPTEMBER 30, 1998
                                         --------------------------------------------------------------------
                                                                       EQUITY &                   INT'L SMALL
                                         OAKMARK  SELECT   SMALL CAP    INCOME    INTERNATIONAL       CAP
-------------------------------------------------------------------------------------------------------------
Shares sold                              68,340    81,093    22,121      3,014         34,513         8,604
Shares issued in reinvestment of
   dividends                             30,513       410     9,667        149         20,108           786
Less shares redeemed                     (52,910) (39,717)  (57,261)    (1,344)       (69,820)       (7,284)
                                         -------  -------  ---------   --------   -------------       -----
Net increase (decrease) in shares
   outstanding                           45,943    41,786   (25,473)     1,819        (15,199)        2,106
                                         -------  -------  ---------   --------   -------------       -----
                                         -------  -------  ---------   --------   -------------       -----

                                                        ELEVEN MONTHS ENDED SEPTEMBER 30, 1997
                                         --------------------------------------------------------------------
                                                                       EQUITY &                   INT'L SMALL
                                         OAKMARK  SELECT   SMALL CAP    INCOME    INTERNATIONAL       CAP
-------------------------------------------------------------------------------------------------------------
Shares sold                              57,226    42,529    78,065      1,941        41,288          5,229
Shares issued in reinvestment of
   dividends                              7,962         0         0         25           793            135
Less shares redeemed                     (26,115) (11,063)  (20,201)      (880)      (32,946)        (3,438)
                                         -------  -------  ---------   --------       ------      -----------
Net increase in shares outstanding       39,073    31,466    57,864      1,086         9,135          1,926
                                         -------  -------  ---------   --------       ------      -----------
                                         -------  -------  ---------   --------       ------      -----------

4. INVESTMENT TRANSACTIONS
Transactions in investment securities (excluding short term securities) were as follows (in thousands):

                                                                               EQUITY &                     INT'L SMALL
                                          OAKMARK      SELECT     SMALL CAP     INCOME     INTERNATIONAL        CAP
------------------------------------------------------------------------------------------------------------------------
Purchases                                $3,681,990  $1,219,648    $391,185     $41,789       $502,915         $57,346
Proceeds from sales                       2,991,049     601,544     968,060      20,783        923,456          41,576

                                                     THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (CONT.)
 ........................................................................

5. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 1998 is set forth below:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK FUND

                                           PURCHASE       SALES      DIVIDEND        MARKET
AFFILIATES                                   COST       PROCEEDS      INCOME         VALUE
-----------------------------------------------------------------------------------------------
AC Nielsen Corporation                   $          -  $         -  $         -  $  105,999,000
Brunswick Corporation                      47,321,680            -    1,789,400      94,195,350
GC Companies, Inc.                                  -            -            -      15,334,125
H & R Block, Inc.                         340,780,489            -    2,941,950     317,172,475
Juno Lighting, Incorporated                         -            -      390,600      24,276,875
Knight Ridder                             128,013,079            -    4,480,340     308,358,300
Polaroid Corporation                       11,171,805            -    2,731,440     111,818,325
R. H. Donnelley Corporation                10,418,862            -    1,835,978      25,965,967
SPX Corporation                                     -            -            -      36,156,700
The Black & Decker Corporation             46,677,053            -    3,899,160     344,113,875
The Dun & Bradstreet Corporation          107,175,516            -    6,115,747     283,265,100
                                         ------------  -----------  -----------  --------------
TOTALS                                   $691,558,484            -  $24,184,615  $1,666,656,092

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK SELECT FUND

                                           PURCHASE       SALES      DIVIDEND        MARKET
AFFILIATES                                   COST       PROCEEDS      INCOME         VALUE
-----------------------------------------------------------------------------------------------
USG Corporation                          $ 96,334,193  $ 3,793,551  $    26,492  $  118,539,600
US Industries Inc.                        148,983,455   16,251,897    1,212,415     113,179,625
                                         ------------  -----------  -----------  --------------
TOTALS                                   $245,317,648  $20,045,448  $ 1,238,907  $  231,719,225

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK SMALL CAP FUND

                                           PURCHASE       SALES      DIVIDEND        MARKET
AFFILIATES                                   COST       PROCEEDS      INCOME         VALUE
-----------------------------------------------------------------------------------------------
Ascent Entertainment Group, Inc.         $  3,794,484  $ 5,437,319  $         -  $   12,000,000
Barry (R.G.) Corporation                    3,388,252            -            -      11,781,263
Binks Sames Corporation                     1,078,125            -       24,700       4,675,000
Columbus McKinnon Corporation               5,432,270    1,724,192      249,816      17,325,000
Duff & Phelps Credit Rating Company         3,082,142            -       38,808      16,121,875
Finger Lakes Financial Corp.                        -            -       41,360       2,068,000
Northwest Pipe Company                      1,520,000    2,103,411            -       9,250,000
Ralcorp Holdings, Inc.                              -   23,429,934            -      24,500,000
ROHN Industries, Inc.                      17,335,121            -       50,000       5,812,500
Scotsman Industries, Inc.                           -    1,664,975      100,612      22,240,375
Triarc Companies, Inc.                      1,959,905   10,981,722            -      19,453,125
Ugly Duckling Corporation                  20,320,181    8,194,979            -       8,695,288
                                         ------------  -----------  -----------  --------------
TOTALS                                   $ 57,910,480  $53,536,532  $   505,296  $  153,922,426

52
THE OAKMARK FAMILY OF FUNDS

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL FUND

                                           PURCHASE       SALES      DIVIDEND       MARKET
AFFILIATES                                   COST       PROCEEDS      INCOME        VALUE
---------------------------------------------------------------------------------------------
Banco Latinoamericano de
   Exportaciones,S.A. Class E            $ 39,751,365  $ 3,301,540  $   849,888  $ 21,146,282
Chargeurs International SA                          -    9,934,608    1,430,885    25,752,067
Cordiant Communications Group PLC           2,891,044            -      420,931    40,015,927
Dongah Tire Industry Company                5,643,713            -            -     4,603,390
European Vinyls Corporation Intl. NV                -    3,188,031    1,951,039    15,126,783
Fernz Corporation Ltd.                      6,718,676    2,115,546    1,574,294    33,797,841
Fila Holding S.p.A.                        20,288,049      187,177      685,787    21,885,800
Giordano International Limited              8,556,185       98,829       89,476     9,391,028
Hong Kong Aircraft Engineering Company      3,216,275      607,632    1,026,373    13,175,134
Keumkang Ltd.                               2,940,243            -      159,292     4,956,792
Lamex Holdings Ltd.                                 -            -      181,184       322,517
Lotte Chilsung Beverage Company             3,009,525            -       17,504     3,095,452
Saatchi & Saatchi PLC                         523,408    7,666,881      492,036    31,699,125
Tae Young Corporation                      13,975,221    1,023,976       88,023     4,770,261
USIMINAS                                   12,560,055            -    5,885,389    21,852,288
Woongjin Publishing Company                 2,936,743            -       34,695     1,259,204
                                         ------------  -----------  -----------  ------------
TOTALS                                   $123,010,502  $28,124,220  $14,886,796  $252,849,891

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL SMALL CAP FUND

                                           PURCHASE       SALES      DIVIDEND       MARKET
AFFILIATES                                   COST       PROCEEDS      INCOME        VALUE
---------------------------------------------------------------------------------------------
Daimon                                   $    836,251  $    61,037  $    63,270  $  1,516,602
Designer Textiles (NZ) Limited                      -            -       56,322       459,213
Matichon Public Company Limited,
   Foreign Shares                             648,794            -       75,237     1,746,991
Parbury Limited                             2,899,156            -       65,550     1,581,357
Solution 6 Holdings Ltd.                      431,130            -            -     1,992,286
Yip's Hang Cheung Ltd.                        539,149        2,540       89,119       845,532
                                         ------------  -----------  -----------  ------------
TOTALS                                   $  5,354,480  $    63,577  $   349,498  $  8,141,981

6. INTRODUCTION OF THE EURO
The European Monetary Union intends to establish a common European currency for participating countries to be called the "euro." Each participating country will supplement its existing currency with the euro on January 1, 1999 and replace its existing currency with the euro on July 2, 2002. The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Uncertainties include whether operational systems of banks and other financial institutions will be ready by January 1, 1999; the application of exchange rates for existing currencies and the euro; the creation of suitable clearing and settlement systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; and whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time. These and other factors, including economic and political risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by the Funds.

                                                     THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       ELEVEN MONTHS
                                     YEAR ENDED            ENDED                       YEAR ENDED OCTOBER 31,
                                   SEPTEMBER 30,       SEPTEMBER 30,      ------------------------------------------------
                                        1998                1997            1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $           41.21    $         32.39    $    28.47   $    25.21   $    24.18   $    17.11
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                                    0.47               0.36          0.34         0.30         0.27         0.17
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                          (1.73)             10.67          4.70         4.66         1.76         7.15
                                        --------       --------------     ---------    ---------    ---------    ---------
   Total From Investment
     Operations:                              (1.26)             11.03          5.04         4.96         2.03         7.32
Less Distributions:
   Dividends (from net
     investment income)                       (0.40)             (0.34)        (0.28)       (0.23)       (0.23)       (0.04)
   Distributions (from capital
     gains)                                   (6.01)             (1.87)        (0.84)       (1.47)       (0.77)       (0.21)
                                        --------       --------------     ---------    ---------    ---------    ---------
   Total Distributions                        (6.41)             (2.21)        (1.12)       (1.70)       (1.00)       (0.25)
                                        --------       --------------     ---------    ---------    ---------    ---------
Net Asset Value, End of Period    $           33.54    $         41.21    $    32.39   $    28.47   $    25.21   $    24.18
                                        --------       --------------     ---------    ---------    ---------    ---------
                                        --------       --------------     ---------    ---------    ---------    ---------
Total Return                                  (4.06)%            39.24%*       18.07%       21.55%        8.77%       43.21%
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($ million)                  $        6,924.0     $      6,614.9     $ 3,933.9    $ 2,827.1    $ 1,677.3    $ 1,107.0
   Ratio of Expenses to
     Average Net Assets                        1.08%              1.08%*        1.18%        1.17%        1.22%        1.32%
   Ratio of Net Income (Loss)
     to Average Net Assets                     1.22%              1.19%*        1.13%        1.27%        1.19%        0.94%
   Portfolio Turnover Rate                    43%                17%             24%          18%          29%          18%

                                               PERIOD
                                                ENDED
                                             OCTOBER 31,
                                  1992         1991(A)
------------------------------
Net Asset Value, Beginning of
 Period                         $    12.10   $      10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                          (0.03)         (0.01)
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                  5.04           2.11
                                ---------    -----------
   Total From Investment
     Operations:                      5.01           2.10
Less Distributions:
   Dividends (from net
     investment income)                --           --
   Distributions (from capital
     gains)                            --           --
                                ---------    -----------
   Total Distributions                 --           --
                                ---------    -----------
Net Asset Value, End of Period  $    17.11   $      12.10
                                ---------    -----------
                                ---------    -----------
Total Return                         41.40%         87.10%*
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($ million)                $   114.7    $       4.8
   Ratio of Expenses to
     Average Net Assets               1.70%          2.50%(b)*
   Ratio of Net Income (Loss)
     to Average Net Assets           (0.24)%        (0.66)%(c)*
   Portfolio Turnover Rate             34%           0%

*Data has been annualized.

(a) From August 5, 1991, the date on which Fund shares were first offered for sale to the public.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this annualized ratio would have been 4.92% for the period.
(c) Computed giving effect to the Adviser's expense limitation undertaking.

54 THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   ELEVEN
                                                   MONTHS
                                  YEAR ENDED       ENDED
                                  SEPTEMBER      SEPTEMBER
                                   30, 1998       30, 1997
-----------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $     16.34    $     10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                              0.03          (0.01)
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                     0.56           6.35
                                  ----------     ----------
   Total From Investment
     Operations:                         0.59           6.34
Less Distributions:
   Dividends (from net
     investment income)                  0.00           0.00
   Distributions (from capital
     gains)                             (0.17)          0.00
                                  ----------     ----------
   Total Distributions                  (0.17)          0.00
                                  ----------     ----------
Net Asset Value, End of Period    $     16.76    $     16.34
                                  ----------     ----------
                                  ----------     ----------
Total Return                             3.64%         69.16%*
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($ million)                  $  1,227.9     $    514.2
   Ratio of Expenses to
     Average Net Assets (a)              1.22%          1.12%*
   Ratio of Net Income (Loss)
     to Average Net Assets (a)           0.17%         (0.11)%*
   Portfolio Turnover Rate              56%            37%

Notes
*Ratios have been annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 55

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ELEVEN
                                                   MONTHS
                                  YEAR ENDED       ENDED        YEAR ENDED
                                  SEPTEMBER      SEPTEMBER       OCTOBER
                                   30, 1998       30, 1997       31, 1996
--------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $     20.34    $     13.19    $     10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                             (0.12)         (0.01)         (0.02)
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                    (4.73)          7.16           3.21
                                  ----------     ----------     ----------
   Total From Investment
     Operations:                        (4.85)          7.15           3.19
Less Distributions:
   Dividends (from net
     investment income)                  0.00           0.00           0.00
   Distributions (from capital
     gains)                             (2.86)          0.00           0.00
                                  ----------     ----------     ----------
   Total Distributions                  (2.86)          0.00           0.00
                                  ----------     ----------     ----------
Net Asset Value, End of Period    $     12.63    $     20.34    $     13.19
                                  ----------     ----------     ----------
                                  ----------     ----------     ----------
Total Return                           (26.37%)        59.14%*        31.94%
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($million)                   $    618.0     $  1,513.4     $    218.4
   Ratio of Expenses to
     Average Net Assets                  1.45%          1.37%*         1.61%
   Ratio of Net Income (Loss)
     to Average Net Assets              (0.40%)        (0.25%)*       (0.29%)
   Portfolio Turnover Rate              34%            27%            23%

*Data has been annualized.

56 THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ELEVEN
                                                   MONTHS
                                  YEAR ENDED       ENDED        YEAR ENDED
                                  SEPTEMBER      SEPTEMBER       OCTOBER
                                   30, 1998       30, 1997       31, 1996
--------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $     14.49    $     11.29    $     10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                              0.29           0.21           0.10
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                     0.04           3.24           1.19
                                  ----------     ----------     ----------
   Total From Investment
     Operations:                         0.33           3.45           1.29
Less Distributions:
   Dividends (from net
     investment income)                 (0.24)         (0.12)          0.00
   Distributions (from capital
     gains)                             (0.59)         (0.13)          0.00
                                  ----------     ----------     ----------
   Total Distributions                  (0.83)         (0.25)          0.00
                                  ----------     ----------     ----------
Net Asset Value, End of Period    $     13.99    $     14.49    $     11.29
                                  ----------     ----------     ----------
                                  ----------     ----------     ----------
Total Return                             2.57%         34.01%*        12.91%
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($million)                   $     57.7     $     33.5     $     13.8
   Ratio of Expenses to
     Average Net Assets                  1.31%          1.50%*(a)        2.50%(a)
   Ratio of Net Income (Loss)
     to Average Net Assets               2.39%          2.38%*(a)        1.21%(a)
   Portfolio Turnover Rate              46%            53%            66%

*Data has been annualized

(a) If the fund had paid all of its expenses and there had been no expense reimbursement by the investment adviser, ratios would have been as follows:

                                  SEPTEMBER   OCTOBER
                                  30, 1997    31, 1996
------------------------------------------------------
Ratio of Expenses to Average
 Net Assets                       1.70    %   2.64    %
Ratio of Net Income (Loss) to
 Average Net Assets               2.18    %   1.08    %

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 57

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ELEVEN                                                         PERIOD
                                                   MONTHS                                                         ENDED
                                  YEAR ENDED       ENDED                   YEAR ENDED OCTOBER 31,                OCTOBER
                                  SEPTEMBER      SEPTEMBER      --------------------------------------------       31,
                                   30, 1998       30, 1997        1996        1995        1994        1993       1992(A)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $     18.77    $     14.92    $   12.97   $   14.50   $   14.09   $    9.80   $     10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                              0.41           0.27         0.09        0.30        0.21        0.06          0.26
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                    (5.32)          3.74         2.90       (0.77)       0.43        4.48         (0.46)
                                  ----------     ----------     --------    --------    --------    --------    ----------
   Total From Investment
     Operations:                        (4.91)          4.01         2.99       (0.47)       0.64        4.54         (0.20)
Less Distributions:
   Dividends (from net
     investment income)                 (0.58)         (0.16)        0.00        0.00       (0.08)      (0.25)        --
   Distributions (from capital
     gains)                             (2.86)          0.00        (1.04)      (1.06)      (0.15)        --          --
                                  ----------     ----------     --------    --------    --------    --------    ----------
   Total Distributions                  (3.44)         (0.16)       (1.04)      (1.06)      (0.23)      (0.25)        --
                                  ----------     ----------     --------    --------    --------    --------    ----------
Net Asset Value, End of Period    $     10.42    $     18.77    $   14.92   $   12.97   $   14.50   $   14.09          9.80
                                  ----------     ----------     --------    --------    --------    --------    ----------
                                  ----------     ----------     --------    --------    --------    --------    ----------
Total Return                           (29.90%)        29.63%*      24.90%      (3.06%)      4.62%      47.49%       (22.81%)*
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($million)                   $    756.1     $  1,647.3     $1,172.8    $  819.7    $1,286.0    $  815.4    $     23.5
   Ratio of Expenses to
     Average Net Assets                  1.32%          1.26%*       1.32%       1.40%       1.37%       1.26%         2.04%*
   Ratio of Net Income (Loss)
     to Average Net Assets               1.95%          2.09%*       1.45%       1.40%       1.44%       1.55%        37.02%*
   Portfolio Turnover Rate              43%            61%            42%         26%         55%         21%          0%

*Ratios have been annualized.

(a) From September 30, 1992, the date on which Fund shares were first offered for sale to the public.

58 THE OAKMARK FAMILY OF FUNDS

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
 ...............................................................................

     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ELEVEN
                                                   MONTHS
                                  YEAR ENDED       ENDED        YEAR ENDED
                                  SEPTEMBER      SEPTEMBER       OCTOBER
                                   30, 1998       30, 1997       31, 1996
--------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $     12.20    $     11.41    $     10.00
Income From Investment
 Operations:
   Net Investment Income
     (Loss)                              0.18           0.13           0.04
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                    (4.09)          1.10           1.37
                                  ----------     ----------     ----------
   Total From Investment
     Operations:                        (3.91)          1.23           1.41
Less Distributions:
   Dividends (from net
     investment income)                 (0.06)         (0.08)          0.00
   Distributions (from capital
     gains)                             (1.34)         (0.36)          0.00
                                  ----------     ----------     ----------
   Total Distributions                  (1.40)         (0.44)          0.00
                                  ----------     ----------     ----------
Net Asset Value, End of Period    $      6.89    $     12.20    $     11.41
                                  ----------     ----------     ----------
                                  ----------     ----------     ----------
Total Return                           (35.20%)        12.07%*        14.15%
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($million)                   $     51.8     $     66.0     $     39.8
   Ratio of Expenses to
     Average Net Assets                  1.96%          1.93%*         2.50%(a)
   Ratio of Net Income (Loss)
     to Average Net Assets               2.17%          1.23%*         0.65%(a)
   Portfolio Turnover Rate              69%            63%            27%

Notes
*Ratios have been annualized.

(a) If the fund had paid all of its expenses and there had been no expense reimbursement by the investment advisor, the ratio of expenses to average net assets would have been 2.65% and the ratio of net income (loss) to average net assets would have been .50%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.   THE OAKMARK FAMILY OF FUNDS 59

    THE OAKMARK FAMILY OF FUNDS

       REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
        ........................................................................

        TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HARRIS
          ASSOCIATES INVESTMENT TRUST:

            WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF ASSETS AND LIABILITIES OF THE OAKMARK FUND, THE OAKMARK SELECT FUND, THE OAKMARK
        SMALL CAP FUND, THE OAKMARK EQUITY AND INCOME FUND, THE OAKMARK INTERNATIONAL FUND, AND THE OAKMARK INTERNATIONAL SMALL CAP FUND (EACH A SERIES OF HARRIS ASSOCIATES INVESTMENT TRUST), INCLUDING THE SCHEDULES OF INVESTMENTS ON PAGES 7-9, 12-13, 16-18, 21-23, 27-31, AND 35-37, AS
        OF SEPTEMBER 30, 1998, AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED THEREON. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE TRUST'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.
            WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDITS TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF SEPTEMBER 30, 1998, BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS. AS TO SECURITIES PURCHASED BUT NOT RECEIVED, WE REQUESTED CONFIRMATION FROM BROKERS, AND WHEN REPLIES WERE NOT RECEIVED, WE CARRIED OUT ALTERNATIVE AUDITING PROCEDURES. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.
            IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITIONS OF THE OAKMARK FUND, THE OAKMARK SELECT FUND, THE OAKMARK SMALL CAP FUND, THE OAKMARK EQUITY AND INCOME FUND, THE OAKMARK INTERNATIONAL FUND, AND THE OAKMARK INTERNATIONAL SMALL CAP FUND OF THE HARRIS ASSOCIATES INVESTMENT TRUST AS OF SEPTEMBER 30, 1998, THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS, AND THEIR FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED THEREON IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

        ARTHUR ANDERSEN LLP
        Chicago, Illinois
        October 21, 1998

60
THE OAKMARK FAMILY OF FUNDS